UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-07850

PNC Advantage Funds

(Exact name of Registrant as specified in charter)

One East Pratt Street – 5th Floor

Baltimore, MD 21202

(Address of principal executive offices) (Zip code)

Delaware Corporations LLC

800 Delaware Avenue

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-622-3863

Date of fiscal year end: May 31

Date of reporting period: May 31, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Annual Report to Shareholders is attached herewith.

PNC Funds

PNC Advantage Funds

May 31, 2016

Annual Report
Money Market Funds

PNC Government Money Market Fund

PNC Tax Exempt Money Market Fund

PNC Treasury Money Market Fund

PNC Advantage Institutional Treasury Money Market Fund

PNC FUNDS

PNC ADVANTAGE FUNDS

PNC MONEY MARKET FUNDS ANNUAL REPORT

MONEY MARKET FUNDS

Government Money Market Fund

Tax Exempt Money Market Fund

Treasury Money Market Fund

Advantage Institutional Treasury     Money Market Fund

OTHER PNC FUNDS

TARGET DATE FUNDS

Retirement Income Fund

Target 2020 Fund

Target 2030 Fund

Target 2040 Fund

Target 2050 Fund

EQUITY FUNDS

Balanced Allocation Fund

International Equity Fund

International Growth Fund

Large Cap Core Fund

Large Cap Growth Fund

Large Cap Value Fund

Mid Cap Fund

Mid Cap Index Fund

Multi-Factor Small Cap Core Fund

Multi-Factor Small Cap Growth Fund

Multi-Factor Small Cap Value Fund

S&P 500 Index Fund

Small Cap Fund

Small Cap Index Fund

FIXED INCOME FUNDS

Bond Fund

Government Mortgage Fund

High Yield Bond Fund

Intermediate Bond Fund

Limited Maturity Bond Fund

Total Return Advantage Fund

Ultra Short Bond Fund

TAX EXEMPT BOND FUNDS

Intermediate Tax Exempt Bond Fund

Maryland Tax Exempt Bond Fund

Ohio Intermediate Tax Exempt Bond Fund

Tax Exempt Limited Maturity Bond Fund

T A B L E   O F  C O N T E N T S

Letter to Shareholders	1

Abbreviations and Definitions for Schedules of Investments and Financial Statements	4

Summary of Portfolio Holdings/Yields	6

Expense Tables	8

Trustees and Officers of the Trust	9

Report of Independent Registered Public Accounting Firm	11

	Financial Highlights	Schedule of Investments

Government Money Market Fund	12	16
Tax Exempt Money Market Fund	13	20
Treasury Money Market Fund	14	24
Advantage Institutional Treasury Money Market Fund	15	26
Statements of Assets and Liabilities		28

Statements of Operations		32

Statements of Changes in Net Assets		34

Notes to Financial Statements		36

Notice to Shareholders		45

This material must be preceded or accompanied by a prospectus.

You should consider the investment objectives, risks, charges and expenses of the PNC Money Market Funds (individually, a “Fund”, collectively, the “Funds”) carefully before investing. A prospectus and other information about the Funds may be obtained by calling your investment professional, calling 1-800-622-FUND (3863) or downloading one at pncfunds.com. Please read it carefully before investing.

NOT FDIC INSURED ● NO BANK GUARANTEE ● MAY LOSE VALUE

PNC Capital Advisors, LLC (“PCA”), a subsidiary of The PNC Financial Services Group, Inc., serves as investment adviser and co-administrator to PNC Funds and PNC Advantage Funds and receives fees for its services. PNC Funds and PNC Advantage Funds are distributed by PNC Funds Distributor, LLC (the “Underwriter”), Three Canal Plaza, Suite 100, Portland, ME 04101. The Underwriter is not affiliated with PCA and is not a bank.

©2016 The PNC Financial Services Group, Inc. All rights reserved.

An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

P N C  M o n e y   M a r k e t  F u n d s

L E T T E R  T O  S H A R E H O L D E R S

Dear Shareholders:

We are pleased to present this annual report for PNC Money Market Funds for the twelve months ended May 31, 2016 (the “annual period”).

Please note that on June 4, 2015, the Funds’ Boards of Trustees approved an agreement and plan of reorganization pursuant to which PNC Advantage Institutional Government Money Market Fund, a money market fund organized under a separate trust and managed by PNC Capital Advisors, LLC (the “Adviser”), would be reorganized with and into PNC Government Money Market Fund. The closing date of the reorganization was September 14, 2015.

Also, on February 25, 2016, the Funds’ Boards of Trustees approved plans of liquidation for each of PNC Money Market Fund, PNC Tax Exempt Money Market Fund and PNC Advantage Money Market Fund. PNC Money Market Fund and PNC Advantage Money Market Fund were liquidated on May 25, 2016. PNC Tax Exempt Money Market Fund was liquidated on June 8, 2016.

Further, in connection with the July 2014 amendments to Rule 2a-7 under the Investment Company Act of 1940 (the “Amended Rule”), which is the primary rule governing the operation of money market funds, during the annual period, deadlines passed for money market fund managers to be compliant with certain requirements of the Amended Rule. PNC Money Market Funds are in compliance with these requirements which include reporting defined “material events” as applicable on a new Securities and Exchange Commission (“SEC”) form, complying with new diversification and stress-testing requirements, reporting information on a Fund’s website pertaining to fund liquidity and shareholder inflows and outflows, and incorporating new disclosure into registration statements and advertisements. On September 16, 2015, the SEC adopted additional amendments to Rule 2a-7 which remove references to credit ratings of NRSROs from the definition of “eligible security” and codify certain general factors to be considered in assessing credit risk. PNC Money Market Funds intend to be compliant with these amendments by October 14, 2016 as required. Lastly, the Adviser intends to manage PNC Government Money Market Fund, PNC Treasury Money Market Fund and PNC Advantage Institutional Treasury Money Market Fund, so that on and after October 14, 2016, each will qualify as a “government money market fund” under the Amended Rule enabling each to continue to seek to maintain a stable net asset value (“NAV”) per share of one dollar.

Before reviewing the financial statements and schedules of investments of your individual mutual fund investments, it may be useful to take a brief look at the major factors affecting the economy and the money markets during the annual period.

Economic Review

Volatility heightened in the capital markets during the annual period, as global economic growth struggled. For much of the annual period, global Gross Domestic Product (“GDP”) growth in the advanced economies remained uneven. Accommodative monetary policies in developed countries helped to stabilize economic and financial conditions, with growth of combined developed economies in the 1% to 2% range. But several emerging markets were under stress from weak commodity prices causing decelerating growth, current account deficits, currency depreciation and inflation. Economic weakness exacerbated political stress in both developed and emerging markets.

“Volatility heightened in the capital markets...as global economic growth struggled.” Commentary provided by PNC Capital Advisors, LLC as of May 31, 2016

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L E T T E R  T O  S H A R E H O L D E R S

“Yields in the taxable and tax-exempt money markets remained extremely low...” Commentary provided by PNC Capital Advisors, LLC as of May 31, 2016

U.S. GDP growth in 2015 was 2.0% but then rose just 1.1% during the first quarter of 2016. However, second quarter 2016 GDP was projected to be between 2.0% and 2.5% due to strong housing data and stronger consumption. The U.S. labor market was strong by most metrics for much of the annual period, but then faltered a bit from March through May 2016. The U.S. unemployment rate fell to 4.7%, although that decline was mainly attributable to a decline in labor force participation. Such softness in the U.S. labor market, including in non-farm payroll increases, tempered the Federal Reserve’s (the “Fed”) path toward interest rate normalization. At the end of the annual period, the then most-recent Fed projections showed interest rates increasing at a slower pace in 2017 and 2018 compared to its projections from March 2016. While there is a potential chance the Fed will raise short-term rates over the next few months, it appears the Fed may wait until much later in 2016 before the next incremental increase in the federal funds rate. Following the June 23, 2016 decision by U.K. voters to leave the European Union (“Brexit”), the federal funds futures market was barely pricing in an increase by December 2016, and, remarkably, a greater chance of a cut during the second half of 2016.

Money Markets

Yields in the taxable and tax-exempt money markets remained extremely low throughout the annual period. Central bank policy divergence and economic data were dominant themes affecting the money markets. As the annual period began in June 2015, data suggested that U.S. economic activity had picked up during the second quarter of 2015 after a weak first quarter. At its June 2015 meeting, the Fed hinted that U.S. interest rates were still on track to rise later in 2015, despite lowering its growth and inflation forecast slightly. Still, a shift lower in Fed officials’ predictions of interest rate levels signaled a slight delay in the timing of hikes. During the third quarter of 2015, the broad market consensus was that in determining the timing for policy tightening, the Fed was likely to focus on cumulative progress toward full employment rather than short-term data reports. The Fed signaled its inclination to begin normalizing policy even if inflationary pressures remained low. It thus came as a surprise to many that the Fed chose to keep its targeted federal funds rate unchanged at its September 2015 meeting.

Given its economic outlook, and recognizing the time it takes for policy actions to affect future economic outcomes, the Fed finally decided to raise the target range for the federal funds rate to 0.25% to 0.50% at its December 2015 meeting. The Fed indicated that its monetary policy stance remained accommodative after the increase but also suggested that, dependent on data, it might implement four additional rate hikes, in a gradual manner, during 2016.

As the new year began, the financial markets were volatile amid persistent global economic growth concerns. The Fed left interest rates unchanged during January 2016, with its subsequent policy statement slightly dovish. In the statement, the Fed downgraded its near-term inflation outlook, expressed concern about global economic conditions and noted slowing housing and inventory investment. The money markets, which already had lowered expectations for Fed monetary action, priced out the possibility of a rate hike in March 2016. During February 2016, the Fed focused primarily on the labor market, inflation expectations and financial conditions. At its March 2016 meeting, the Fed lowered its projections for GDP and inflation and moved its interest rate increase projections closer to market expectations of no more than two more rate hikes for 2016, a stance it maintained at its April 2016 meeting. In all, the Fed kept the targeted federal funds rate unchanged during the first five months of 2016.

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L E T T E R  T O  S H A R E H O L D E R S

Our View Ahead

We expect U.S. GDP growth to remain between 2.0% and 2.5% during 2016. We expect global economic activity to remain more sluggish. Many of the economic themes from 2015 are likely to persist through much of 2016, in our view, both domestically and internationally. More specifically, developed economies are essentially in a slow growth mode due to demographics, debt and fiscal policy restraints. Monetary policy has been the sole source of economic stimulus. That said, diverging monetary policies, growth in the Chinese economy, and the Brexit vote are likely to contribute to volatility in the capital markets. In addition, U.S. dollar fluctuations may drive capital flows. Meanwhile, developing economies have been hit with concerns about China’s transition from an industrial to a service-based economy and, as a result, about the country’s diminishing demand for raw materials. Vigilance remains paramount. After the close of the annual period, Fed Chair Yellen noted during Congressional testimony that investors’ risk appetite may change abruptly and added that Brexit could have “significant economic consequences”.

Meanwhile, the money market industry continues preparations to comply with the Amended Rule, with final reform requirements effective on October 14, 2016. Fund families continue to respond to regulatory reforms with changes to their product line-up, which will impact their ultimate post reform money market fund offerings, in the form of fund consolidations, repositionings, liquidations and launches. We expect no further changes to the PNC Money Market Fund offering as a result of reform requirements.

We believe relative safety, diversification and liquidity will likely remain important and ongoing considerations for investors in the money markets. We therefore continue to believe that money market funds will continue to play a key role in investors’ portfolios.

We thank you for being a part of the PNC Money Market Funds and for maintaining a long-term perspective as a basic tenet of your investment approach. We value your ongoing confidence in us and look forward to serving your investment needs in the years ahead.

Best Regards,

Mark McGlone	Jennifer E. Spratley
President and Chief Investment Officer	President
PNC Capital Advisors, LLC	PNC Funds
PNC Advantage Funds

This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to PNC Funds and PNC Advantage Funds, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and PNC Capital Advisors, LLC undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of PNC Funds and PNC Advantage Funds’ trading intent.

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A B B R E V I A T I O N S  A N D  D E  F I N I T I O N S  F O R  S C H E D U L E S  O F I N V E S T M E N T S  A N D  F I N A N C I A L  S T A T E M E N T S

Schedules of Investments:

BAN — Bond Anticipation Note

DN — Discount Note. The rate shown is the effective yield at purchase date.

FRN —   Floating Rate Note. The rate shown is the rate in effect on May 31, 2016, and the date shown is the final maturity date, not the next reset or put date. The rate floats based on a predetermined index.

GO — General Obligation

LLC — Limited Liability Company

LOC — Letter of Credit

PLC — Public Limited Company

RB — Revenue Bond

SBPA — Standby Bond Purchase Agreement

VRDN — Variable Rate Demand Note. The rate shown is the rate in effect on May 31, 2016, and the date shown is the next reset or put date.

Financial Statements:

— Amounts designated as “ — ” are either zero or rounded to zero.

See Notes to Financial Statements.

4

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P N C  M o n e y  M a r k e t  F u n d s

S U M M A R Y  O F  P O R T F O L I O  H O L D I N G S / Y I E L D S  ( U n a u d i t e d )

The tables below present portfolio holdings as of May 31, 2016 as a percentage of total investments for each of the PNC Money Market Funds.

Government Money Market Fund
Federal Home Loan Bank	29.5%
Repurchase Agreements	22.0
Federal Farm Credit Bank	12.1
Federal Home Loan Mortgage Corpration	11.2
Federal National Mortgage Association	10.7
U.S. Treasury Notes	6.1
U.S. Treasury Bills	5.6
Money Market Funds	2.8
100.0%

Tax Exempt Money Market Fund
Refunding Bonds	44.5%
Hospital/Nursing Home Revenue Bonds	15.5
Education Revenue Bonds	13.2
General Obligations	12.7
Other Revenue Bonds	4.9
Transportation Revenue Bonds	3.8
Anticipation Notes	2.9
Industrial/Development Revenue Bonds	1.0
Water/Sewer Revenue Bonds	0.7
Public Facilities Revenue Bonds	0.6
Utility Revenue Bonds	0.2
100.0%

Treasury Money Market Fund
U.S. Treasury Notes	47.7%
U.S. Treasury Bills	46.0
Money Market Funds	6.3
100.0%

Advantage Institutional Treasury Money Market Fund
Repurchase Agreements	44.1%
U.S. Treasury Bills	32.6
U.S. Treasury Notes	19.5
Money Market Fund	3.8
100.0%

The yields in the tables below represent the annualization of the Fund’s declared dividends over the seven-day period ended May 31, 2016.

Current Yield is a measure of a Fund’s yield earned if dividends are paid in cash and are not reinvested. Effective Yield is a measure of a Fund’s yield that assumes that all dividends were reinvested in additional Fund shares instead of being paid in cash.

	7-Day Current Yields as of May 31, 2016
	Class I		Class A		Advisor Class
Fund	Net	Unsubsidized*	Net	Unsubsidized*	Net	Unsubsidized*
Government Money Market Fund	0.08%	0.08%	0.08%	0.08%	0.07%	0.04%
Tax Exempt Money Market Fund	0.04%	(0.01)%	0.03%	(0.02)%	0.03%	(0.02)%
Treasury Money Market Fund	0.07%	0.07%	0.07%	0.07%	–	–

	7-Day Effective Yields as of May 31, 2016
	Class I		Class A		Advisor Class
Fund	Net	Unsubsidized*	Net	Unsubsidized*	Net	Unsubsidized*
Government Money Market Fund	0.08%	0.08%	0.08%	0.08%	0.07%	0.04%
Tax Exempt Money Market Fund	0.04%	(0.01)%	0.04%	(0.01)%	0.04%	(0.01)%
Treasury Money Market Fund	0.07%	0.07%	0.07%	0.07%	–	–

	7-Day Current Yields as of May 31, 2016
	Institutional Shares		Advisor Shares		Service Shares
Fund	Net	Unsubsidized*	Net	Unsubsidized*	Net	Unsubsidized*
Advantage Institutional Treasury Money Market Fund	0.05%	0.05%	0.00%**	0.00%**	0.00%**	0.00%**

	7-Day Effective Yields as of May 31, 2016
	Institutional Shares		Advisor Shares		Service Shares
Fund	Net	Unsubsidized*	Net	Unsubsidized*	Net	Unsubsidized*
Advantage Institutional Treasury Money Market Fund	0.05%	0.05%	0.01%	0.01%	0.01%	0.01%

* Unsubsidized Yield reflects the yield without fee waivers and expense reimbursements in effect.

** Net assets at May 31, 2016 were comprised solely of seed capital of $10. Ratios for the seven-day period rounded to 0.00%.

Performance quoted represents past performance and does not guarantee future results. Investment return will fluctuate, so current performance may be higher or lower than shown here. Current performance data is available at pncfunds.com.

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E X P E N S E    T A B L E S    (U n a u d i t e d)

The expenses shown in the Expense Tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would be higher.

The “Annualized Expense Ratio” reflects the actual expenses net of fee waivers, where applicable, for the six-month period December 1, 2015 to May 31, 2016 and may be different from the expense ratio in the Financial Highlights which is for the fiscal year ended May 31, 2016.

(1) Expenses are equal to each Class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (183) in the most recent fiscal half-year, then divided by 366.

(2) Assumes annual return of 5% before expenses.

All mutual funds have operating expenses. As a shareholder of a Fund, you incur operating expenses, including investment advisory fees, distribution (12b-1) and shareholder services fees, where applicable, and other Fund expenses. Such expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of a Fund. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The Expense Tables provided below are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the six-month period shown and held for the entire six-month period (December 1, 2015 to May 31, 2016).

The Expense Table that appears for your Fund illustrates your Fund’s costs in two ways.

•

Actual Expenses. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Class of a Fund under the heading “Expenses Paid During Period.”

•

Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Fund’s costs with those of other mutual funds. It is based on your Fund’s actual expense ratio and assumes that your Fund had an annual return of 5% before expenses during the period shown. In this case — because the return used is not your Fund’s actual return — the results may not be used to estimate your actual ending account value or expenses you paid during this period. The example is useful in making comparisons between your Fund and other funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on an annual 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	12/01/15	05/31/16	Ratio	Period(1)

Government Money Market Fund
Actual
Class I	$1,000.00	$1,000.37	0.24%	$1.21
Class A	1,000.00	1,000.36	0.24	1.18
Advisor Class	1,000.00	1,000.36	0.23	1.15
Hypothetical(2)
Class I	1,000.00	1,023.80	0.24	1.22
Class A	1,000.00	1,023.82	0.24	1.19
Advisor Class	1,000.00	1,023.85	0.23	1.16

Tax Exempt Money Market Fund
Actual
Class I	$1,000.00	$1,000.21	0.13%	$0.63
Class A	1,000.00	1,000.21	0.12	0.61
Advisor Class	1,000.00	1,000.21	0.12	0.59
Hypothetical(2)
Class I	1,000.00	1,024.38	0.13	0.63
Class A	1,000.00	1,024.39	0.12	0.62
Advisor Class	1,000.00	1,024.41	0.12	0.60

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	12/01/15	05/31/16	Ratio	Period(1)

Treasury Money Market Fund
Actual
Class I	$1,000.00	$1,000.19	0.22%	$1.10
Class A	1,000.00	1,000.19	0.22	1.10
Hypothetical(2)
Class I	1,000.00	1,023.91	0.22	1.11
Class A	1,000.00	1,023.91	0.22	1.11

Advantage Institutional Treasury Money Market Fund
Actual
Institutional Shares	$1,000.00	$1,000.17	0.22%	$1.12
Advisor Shares	1,000.00	1,000.16	0.22	1.12
Service Shares	1,000.00	1,000.16	0.22	1.12
Hypothetical(2)
Institutional Shares	1,000.00	1,023.89	0.22	1.13
Advisor Shares	1,000.00	1,023.89	0.22	1.13
Service Shares	1,000.00	1,023.89	0.22	1.13

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T R U S T E E S   A N D   O F F I C E R S  OF  T H E  T R U S T

Name, Address[1] Age	Position(s) Held with the Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Trustee[3]	Other Directorships held by Trustees During Past 5 Years[4]
Independent Trustees
Dorothy A. Berry 72	Trustee	Since April 2006	Retired; President, Talon Industries, Inc. (administrative, management and business consulting), 1986-2012; Chairman, Independent Directors Council, 2010-2011.	2 registered investment companies consisting of 34 portfolios	Chairman and Director, Professionally Managed Portfolios; Trustee, Allegiant Funds until 2010.
John G. Drosdick 72	Trustee Chairman of the Board and Nominating Committee	Since November 2010 Since June 2011	Retired; Chairman, Chief Executive Officer and President, Sunoco, Inc. (manufacturer and marketer of petroleum and petrochemical products), 1996-2008.	2 registered investment companies consisting of 34 portfolios	Director, United States Steel Corporation (steel producer); Director, H.J. Heinz Company (U.S.-based food company) until June 2013; Director, Lincoln Financial Corporation (financial services) until 2005; Director, Triumph Group Inc. (aerospace manufacturer).
Dale C. LaPorte 74	Trustee	Since April 2005	Retired; Senior Vice President and General Counsel, Invacare Corporation (manufacturer of healthcare products), 2005-2008; Partner, 1974 – 2005, and Chairman of Executive Committee, 2000 – 2004, of Calfee, Halter & Griswold LLP (law firm).	2 registered investment companies consisting of 34 portfolios	Director, Invacare Corporation; Trustee, Allegiant Funds until 2010.
L. White Matthews, III 70	Trustee Chairman of the Audit Committee	Since February 2010 From June 2011 to February 2012	Retired; Chief Financial Officer, Ecolab Inc., 1999-2001; Chief Financial Officer, Union Pacific Corporation, 1989-1998; Director and Chairman of the Board of Constar International Inc. (bottles and packaging manufacturer), 2009-2014; Retired; Chairman and Director, Ceridian Corporation (payroll and human resources services), 2003- 2007.	2 registered investment companies consisting of 34 portfolios	Director, Hyla Inc. (cellphone recycler); Director, Matrixx Initiatives, Inc.(pharma- ceuticals) until 2011; Director, PNC Funds, Inc. until 2010; Director (since 2003) and Chairman of the Board of (publicly traded) Imation Corp. (data storage) until May 2015.
Edward D. Miller, Jr. 73	Trustee	Since February 2010	Retired; Dean and Chief Executive Officer, Johns Hopkins Medicine, January 1997 to June 2012.	2 registered investment companies consisting of 34 portfolios	Director, Care Fusion (healthcare devices); Director, EnGenelC Ltd. (biopharma- ceuticals) since January 2016; Director, NantHealth, Inc. (healthcare solutions) since January 2016; Director, PNC Funds, Inc. until 2010.
Stephen M. Todd 68	Trustee Chairman of the Audit Committee	Since November 2011 Since February 2012	Retired; Global Vice Chairman – Assurance Professional Practice, Ernst & Young London, UK (accounting firm), 2003 - 2010.	2 registered investment companies consisting of 34 portfolios	Director, Dover Corporation (diversified multi-national manufacturing company); Trustee, Ancora Trust (registered investment company) until 2011.

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T R U S T E E S  A N D  O F F I C E R S  O F  T H E  T R U S T

Name, Address Age	Position(s) Held with the Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Trustee[3]	Other Directorships held by Trustees During Past 5 Years[4]
Officers
Jennifer E. Spratley One East Pratt Street, 5th Floor Baltimore, MD 21202 47	President Vice President	Since June 2014 From March 2010 to June 2014	Managing Director and Head of Fund Administration, PNC Capital Advisors, LLC (formerly PNC Capital Advisors, Inc.) since 2007; Treasurer, PNC Capital Advisors, Inc., September 2007 – September 2009; Unit Leader, Fund Accounting and Administration, SEI Investments Global Funds Services 2005 to 2007; Fund Accounting Director, SEI Investments Global Funds Services 1999 to 2007.	N/A	N/A
Michael Nanosky 1900 East 9th Street, 15th Floor Cleveland, OH 44114 50	Chief Compliance Officer	Since December 2014	Chief Compliance Officer, PNC Funds since 2014; Vice President, Head of Compliance Testing and Monitoring, PNC Capital Advisors, LLC 2010-2014; Chief Compliance Officer, PNC Capital Advisors, LLC and PNC Realty Investors, Inc., 2010-2011; Chief Compliance Officer, CITI Fund Services, 2008-2010.	N/A	N/A
John F. Kernan 1900 East 9th Street, 14th Floor Cleveland, OH 44114 50	Vice President Treasurer Assistant Treasurer	Since June 2016 Since May 2008 From February 2005 to May 2008	Managing Director and Director of Financial Fund Administration, PNC Capital Advisors, LLC (formerly Allegiant Asset Management Company), since July 2004; Senior Director of Fund Administration, State Street Bank and Trust Company, 1998 – 2004.	N/A	N/A
Thomas R. Rus One East Pratt Street, 5th Floor Baltimore, MD 21202 56	Secretary	Since February 2015	Director of Regulatory Fund Administration, PNC Capital Advisors, LLC since February 2015; Chief Compliance Officer, Institutional Shareholder Services Inc. 2014-2015; Chief Compliance Officer, Kroll Bond Rating Agency, Inc. 2010-2014; Vice President, Chief Compliance Officer and Assistant Secretary, MTB Investment Advisors, Inc. and MTB Funds, 2003-2010.	N/A	N/A

1Each Trustee can be contacted by writing to PNC Funds, c/o PNC Capital Advisors, LLC, One East Pratt Street, 5th Floor, Baltimore, MD 21202, Attention: Thomas R. Rus.

2With respect to the term of office for each Trustee of the Trust, the Trustees have adopted a retirement policy in which each will retire at the calendar year end in the year in which he/she reaches the age of 75 years old. With respect to the term of office for each officer of the Trust, pursuant to the Trust’s By-Laws any officer may be removed by the Board at any regular or special meeting of the Board or the extent permitted by the Board, by the President. In addition, any Trustee or officer may resign at any time by giving written notice to the Trust. Such resignation shall be effective upon receipt, unless specified to be effective at some later time.

3The “Fund Complex” is comprised of two registered investment companies for which PCA or any of its affiliates serves as investment adviser. The number of portfolios overseen by the Trustees includes the PNC Funds (thirty-three portfolios) and the PNC Advantage Funds (one portfolio).

4Includes directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended (i.e., “public companies”), or other investment companies registered under the 1940 Act.

For more information regarding the trustees and officers, please refer to the Statement of Additional Information, as supplemented, which is available, without charge, upon request by calling 1-800-622-FUND (3863).

P N C   M o n e y   M a r k e t   F u n d s

R E P O R T  O F  I N D E P E N D E N T  R E G I S T E R E D  P U B L I C  A C C O U N T I N G  F I R M

To the Shareholders of PNC Government Money Market Fund, PNC Tax Exempt Money Market Fund, and PNC Treasury Money Market Fund and Board of Trustees of PNC Funds and to the Shareholders of PNC Advantage Institutional Treasury Money Market Fund and Board of Trustees of PNC Advantage Funds

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of PNC Government Money Market Fund, PNC Tax Exempt Money Market Fund, and PNC Treasury Money Market Fund (the “Money Market Funds”) (three of the thirty-three funds comprising PNC Funds) as of May 31, 2016, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. We have also audited the accompanying statement of assets and liabilities, including the schedule of investments, of PNC Advantage Institutional Treasury Money Market Fund (the fund comprising PNC Advantage Funds) (collectively with the Money Market Funds, the “Funds”) as of May 31, 2016, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2016, by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers and transfer agents, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds as of May 31, 2016, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Philadelphia, Pennsylvania

July 28, 2016

P N C M o n e y M a r k e t F u n d s F I N A N C I A L H I G H L I G H T S	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s F o r t h e Y e a r s E n d e d M a y 3 1 , u n l e s s o t h e r w i s e i n d i c a t e d

	Government Money Market Fund
	Class I							Class A
	2016	2015		2014	2013		2012	2016		2015		2014		2013		2012
Net Asset Value, Beginning of Year	$1.00	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00		$1.00
Net Investment Income†	– *	–	*	– *	–	*	– *	–	*	–	*	–	*	–	*	– *
Realized and Unrealized Gain (Loss) on Investments	–	–	*	–	–	*	–	–	*	–	*	–		–	*	–
Total from Investment Operations	– *	–	*	– *	–	*	– *	–	*	–	*	–	*	–	*	– *
Dividends from Net Investment Income	– *	–	*	– *	–	*	– *	–	*	–	*	–	*	–	*	– *
Distributions from Net Realized Gains	–	–		–	–		–	–		–		–		–		–
Total Distributions	– *	–	*	– *	–	*	– *	–	*	–	*	–	*	–	*	– *
Net Asset Value, End of Year	$1.00	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00		$1.00

Total Return	0.05%	0.03%		0.01%	0.01%		0.02%	0.05%		0.03%		0.01%		0.01%		0.02%

Ratios/Supplemental Data
Net Assets End of Year (000)	$4,776,561	$720,219		$738,100	$809,229		$960,513	$361,440		$321,524		$133,915		$79,789		$109,523
Ratio of Expenses to Average Net Assets	0.19%	0.07%		0.07%	0.15%		0.12%	0.16%		0.06%		0.02	%(1)	0.15%		0.12%
Ratio of Net Investment Income to Average Net Assets	0.06%	0.02%		0.01%	0.01%		0.01%	0.05%		0.02%		0.06	%(1)	0.01%		0.01%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.27%	0.35%		0.36%	0.36%		0.35%	0.28%		0.35%		0.36%		0.36%		0.35%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(0.02)%	(0.26)%		(0.28)%	(0.20)%		(0.22)%	(0.07)%		(0.27)%		(0.28)%		(0.20)%		(0.22)%

	Government Money Market Fund
	Advisor Class
	2016(2)
Net Asset Value, Beginning of Year				$ 1.00
Net Investment Income†				–*
Realized and Unrealized Gain (Loss) on Investments				–
Total from Investment Operations				–*
Dividends from Net Investment Income				–*
Distributions from Net Realized Gains				–
Total Distributions				–*

Net Asset Value, End of Year				$ 1.00
Total Return				0.05%

Ratios/Supplemental Data
Net Assets End of Year (000)				$ 875
Ratio of Expenses to Average Net Assets				0.18%
Ratio of Net Investment Income to Average Net Assets				0.05%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)				0.25%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)				(0.02)%

* Amount represents less than $0.005 per share.

† Per share data calculated using average shares outstanding method.

(1) During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares. This voluntary commitment represented a 0.05% impact to Class A ratios and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A shareholders. Excluding this item, the expense ratio would have been higher and the net investment income ratio would have been lower.

(2) Advisor Class Shares commenced operations on September 14, 2015. All ratios for the period have been annualized. Total return for the period has not been annualized.

See Notes to Financial Statements.

P N C M o n e y M a r k e t F u n d s F I N A N C I A L H I G H L I G H T S	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s F o r t h e Y e a r s E n d e d M a y 3 1 , u n l e s s o t h e r w i s e i n d i c a t e d

	Tax Exempt Money Market Fund
	Class I								Class A
	2016		2015		2014	2013		2012	2016		2015		2014		2013		2012
Net Asset Value, Beginning of Year	$ 1.00		$ 1.00		$ 1.00	$ 1.00		$ 1.00	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00
Net Investment Income†	–	*	–	*	– *	–	*	– *	–	*	–	*	–	*	–	*	–	*
Realized and Unrealized Gain (Loss) on Investments	–	*	–	*	–	–	*	–	–	*	–	*	–		–	*	–
Total from Investment Operations	–	*	–	*	– *	–	*	– *	–	*	–	*	–	*	–	*	–	*
Dividends from Net Investment Income	–	*	–	*	– *	–	*	– *	–	*	–	*	–	*	–	*	–	*
Distributions from Net Realized Gains
Total Distributions	–	*	–	*	– *	–	*	– *	–	*	–	*	–	*	–	*	–	*
Net Asset Value, End of Year	$ 1.00		$ 1.00		$ 1.00	$ 1.00		$ 1.00	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00

Total Return	0.03%		0.02%		0.02%	0.02%		0.02%	0.03%		0.02%		0.02%		0.02%		0.03%

Ratios/Supplemental Data
Net Assets End of Year (000)	$246,465		$350,855		$419,054	$509,879		$531,409	$25,411		$48,443		$39,591		$42,426		$37,249
Ratio of Expenses to Average Net Assets	0.08%		0.05%		0.06%	0.14%		0.12%	0.08%		0.05%		0.07	%(1)	0.14%		0.11	%(2)
Ratio of Net Investment Income to Average Net Assets	0.03%		0.02%		0.02%	0.02%		0.02%	0.03%		0.02%		0.02	%(1)	0.02%		0.03	%(2)
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.31%		0.30%		0.31%	0.31%		0.30%	0.31%		0.30%		0.31%		0.31%		0.30%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(0.20)%		(0.23)%		(0.23)%	(0.15)%		(0.16)%	(0.20)%		(0.23)%		(0.22)%		(0.15)%		(0.16)%

	Tax Exempt Money Market Fund
	Advisor Class
	2016		2015		2014	2013		2012
Net Asset Value, Beginning of Year	$ 1.00		$ 1.00		$ 1.00	$ 1.00		$ 1.00
Net Investment Income†	–	*	–	*	– *	–	*	– *
Realized and Unrealized Gain (Loss) on Investments	–	*	–	*	– *	–	*	– *
Total from Investment Operations	–	*	–	*	– *	–	*	– *
Dividends from Net Investment Income	–	*	–	*	– *	–	*	– *
Distributions from Net Realized Gains	–		–		–	–		–
Total Distributions	–	*	–	*	– *	–	*	– *
Net Asset Value, End of Year	$ 1.00		$ 1.00		$ 1.00	$ 1.00		$ 1.00

Total Return	0.03%		0.02%		0.02%	0.02%		0.02%

Ratios/Supplemental Data
Net Assets End of Year (000)	$169,349		$153,640		$123,104	$120,542		$29,378
Ratio of Expenses to Average Net Assets	0.08%		0.05%		0.07%	0.13%		0.12%
Ratio of Net Investment Income to Average Net Assets	0.03%		0.02%		0.02%	0.02%		0.02%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.31%		0.30%		0.31%	0.31%		0.30%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(0.20)%		(0.23)%		(0.22)%	(0.16)%		(0.16)%

* Amount represents less than $0.005 per share.

† Per share data calculated using average shares outstanding method.

(1) During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A. This voluntary commitment had no impact to Class A ratios and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A shareholders.

(2) During the fiscal year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which had no impact to Class A ratios.

See Notes to Financial Statements.

P N C M o n e y M a r k e t F u n d s F I N A N C I A L H I G H L I G H T S	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s F o r t h e Y e a r s E n d e d M a y 3 1 , u n l e s s o t h e r w i s e i n d i c a t e d

	Treasury Money Market Fund
	Class I										Class A
	2016		2015		2014		2013		2012		2016		2015		2014		2013		2012
Net Asset Value, Beginning of Year	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00
Net Investment Income†	–	*	–	*	–	*	–	*	–	*	–	*	–	*	–	*	–	*	–	*
Realized and Unrealized Gain (Loss) on Investments	–	*	–	*	–	*	–	*	–	*	–	*	–	*	–	*	–	*	–	*
Total from Investment Operations	–	*	–	*	–	*	–	*	–	*	–	*	–	*	–	*	–	*	–	*
Dividends from Net Investment Income	–	*	–	*	–	*	–	*	–	*	–	*	–	*	–	*	–	*	–	*
Distributions from Net Realized Gains	–	*	–	*	–	*	–	*	–	*	–	*							–
Total Distributions	–	*	–	*	–	*	–	*	–	*	–	*	–	*	–	*	–	*	–	*
Net Asset Value, End of Year	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00

Total Return	0.03%		0.02%		0.02%		0.01%		0.01%		0.03%		0.02%		0.02%		0.01%		0.01%

Ratios/Supplemental Data
Net Assets End of Year (000)	$1,215,072		$225,196		$214,348		$289,839		$326,694		$138,150		$144,448		$173,571		$120,798		$83,704
Ratio of Expenses to Average Net Assets	0.15%		0.02%		0.04%		0.08%		0.04%		0.13%		0.02%		0.03	%(1)	0.08%		0.04%
Ratio of Net Investment Income to Average Net Assets	0.02%		0.01%		0.01%		0.01%		0.01%		0.02%		0.01%		0.02	%(1)	0.01%		0.01%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.31%		0.37%		0.36%		0.37%		0.36%		0.32%		0.37%		0.36%		0.37%		0.36%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(0.14)%		(0.34)%		(0.31)%		(0.28)%		(0.31)%		(0.17)%		(0.34)%		(0.31)%		(0.28)%		(0.31)%

*	Amount represents less than $0.005 per share.
†	Per share data calculated using average shares outstanding method.
(1)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares. This voluntary commitment represented a 0.01% impact to Class A ratios and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A shareholders. Excluding this item, the expense ratio would have been higher and the net investment income ratio would have been lower.

See Notes to Financial Statements.

P N C M o n e y M a r k e t F u n d s F I N A N C I A L H I G H L I G H T S	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s F o r t h e Y e a r s E n d e d M a y 3 1 , u n l e s s o t h e r w i s e i n d i c a t e d

	Advantage Institutional Treasury Money Market Fund
	Institutional Shares							Advisor Shares								Service Shares
	2016	2015		2014	2013		2012	2016		2015		2014	2013		2012	2016		2015		2014	2013		2012
Net Asset Value, Beginning of Year	$1.00	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00		$1.00
Net Investment Income†	– *	–	*	– *	–	*	– *	–	*	–	*	– *	–	*	– *	–	*	–	*	– *	–	*	– *
Realized and Unrealized Gain (Loss) on Investments	–	–	*	–	–	*	–	–	*	–	*	–	–	*	–	–	*	–	*	–	–	*	–
Total from Investment Operations	– *	–	*	– *	–	*	– *	–	*	–	*	– *	–	*	– *	–	*	–	*	– *	–	*	– *
Dividends from Net Investment Income	– *	–	*	– *	–	*	– *	–	*	–	*	– *	–	*	– *	–	*	–	*	– *	–	*	– *
Distributions from Net Realized Gains	–	–		–	–		–	–		–		–	–		–	–		–		–	–		–
Total Distributions	– *	–	*	– *	–	*	– *	–	*	–	*	– *	–	*	– *	–	*	–	*	– *	–	*	– *
Net Asset Value, End of Year	$1.00	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00		$1.00

Total Return	0.02%	0.01%		0.01%	0.01%		0.01%	0.02%		0.01%		0.01%	0.01%		0.01%	0.02%		0.01%		0.01%	0.01%		0.01%

Ratios/Supplemental Data
Net Assets End of Year (000)	$453,917	$112,304		$174,871	$115,062		$111,735	$–	(1)	$34,829		$10,980	$8,412		$3,619	$–	(1)	$3,401		$1,601	$2,711		$11,149
Ratio of Expenses to Average Net Assets	0.17%	0.05%		0.05%	0.12%		0.08%	0.16%		0.05%		0.05%	0.13%		0.07%	0.10%		0.05%		0.05%	0.14%		0.09%
Ratio of Net Investment Income to Average Net Assets	0.02%	0.01%		0.01%	0.01%		0.01%	0.02%		0.01%		0.01%	0.01%		0.01%	0.02%		0.01%		0.01%	0.01%		0.01%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.24%	0.28%		0.26%	0.28%		0.30%	0.25%		0.29%		0.27%	0.29%		0.32%	0.26%		0.29%		0.27%	0.29%		0.31%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(0.05)%	(0.22)%		(0.20)%	(0.15)%		(0.21)%	(0.07)%		(0.23)%		(0.21)%	(0.15)%		(0.24)%	(0.14)%		(0.23)%		(0.21)%	(0.14)%		(0.21)%

*	Amount represents less than $0.005 per share.
†	Per share data calculated using average shares outstanding method.
(1)	At May 31, 2016, net assets of the Advisor and Service Shares represented seed capital.

See	Notes to Financial Statements.

P N C  G o v e r n m e n t  M o n e y  M a r k e t  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1 ,  2 0 1 6

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 64.7%
Federal Farm Credit Bank — 12.4%
Federal Farm Credit Bank
0.550%, 07/01/16 (FRN)	$37,500	$37,508
0.464%, 08/26/16 (FRN)	4,980	4,980
0.429%, 09/19/16 (FRN)	10,000	10,000
0.530%, 12/14/16 (FRN)	10,000	10,000
0.493%, 04/20/17 (FRN)	25,000	25,006
0.436%, 05/25/17 (FRN)	40,000	40,000
0.559%, 09/14/17 (FRN)	18,000	17,998
0.566%, 10/06/17 (FRN)	20,000	19,997
Federal Farm Credit Bank (DN)
0.275%, 06/03/16	36,790	36,789
0.260%, 06/06/16	10,000	10,000
0.238%, 06/07/16	50,000	49,998
0.270%, 06/09/16	20,000	19,999
0.227%, 06/14/16	43,500	43,496
0.391%, 06/16/16	15,000	14,998
0.270%, 06/21/16	20,000	19,997
0.391%, 06/23/16	5,000	4,999
0.260%, 06/29/16	15,000	14,997
0.250%, 06/30/16	50,000	49,990
0.401%, 07/12/16	7,000	6,997
0.290%, 08/04/16	25,000	24,987
0.320%, 08/05/16	15,000	14,991
0.401%, 09/09/16	15,000	14,983
0.451%, 09/22/16	15,000	14,979
0.401%, 09/28/16	10,000	9,987
0.447%, 10/06/16	55,000	54,913
0.501%, 10/25/16	20,000	19,959
0.572%, 12/05/16	23,470	23,401
0.522%, 12/21/16	20,000	19,941

		635,890

Federal Home Loan Bank — 30.0%
Federal Home Loan Bank
0.449%, 07/28/16 (FRN)	13,000	13,000
0.520%, 09/16/16	25,000	24,998
0.570%, 10/13/16 (FRN)	20,000	20,000
0.426%, 11/25/16 (FRN)	40,000	39,999
0.440%, 01/27/17 (FRN)	30,000	30,000
0.680%, 02/27/17	25,000	24,994
0.481%, 05/16/17 (FRN)	20,000	19,998
Federal Home Loan Bank (DN)
0.419%, 06/01/16	37,700	37,700
0.282%, 06/03/16	105,000	104,998
0.275%, 06/06/16	30,800	30,799
0.390%, 06/09/16	10,000	9,999
0.260%, 06/10/16	30,000	29,998
0.365%, 06/14/16	10,000	9,999
0.380%, 06/16/16	9,000	8,999
0.390%, 06/21/16	20,000	19,996
0.295%, 06/22/16	99,000	98,983
0.320%, 06/24/16	34,919	34,912
0.308%, 06/29/16	43,248	43,238
0.320%, 06/30/16	28,200	28,193
0.340%, 07/06/16	24,520	24,512
0.337%, 07/08/16	43,600	43,585
0.297%, 07/11/16	35,000	34,988
0.340%, 07/12/16	17,800	17,793
0.340%, 07/13/16	59,800	59,776
0.280%, 07/14/16	15,000	14,995
0.348%, 07/20/16	40,000	39,981

	Par (000)	Value (000)

0.330%, 07/22/16	$17,000	$16,992
0.333%, 07/27/16	40,000	39,979
0.339%, 07/29/16	62,000	61,966
0.300%, 08/03/16	25,000	24,987
0.338%, 08/05/16	64,275	64,236
0.400%, 08/08/16	50,000	49,962
0.420%, 08/11/16	100,000	99,917
0.420%, 08/12/16	22,345	22,326
0.429%, 08/19/16	95,700	95,610
0.430%, 08/25/16	25,000	24,975
0.440%, 08/26/16	20,600	20,578
0.411%, 08/31/16	10,500	10,489
0.491%, 09/21/16	20,000	19,970
0.501%, 10/12/16	20,000	19,963
0.476%, 10/14/16	20,000	19,964
0.431%, 11/01/16	25,000	24,954
0.541%, 11/02/16	20,000	19,954
0.541%, 11/04/16	40,000	39,906

		1,543,161

Federal Home Loan Mortgage Corporation — 11.4%
Federal Home Loan Mortgage Corporation (DN)
0.401%, 06/03/16	15,000	15,000
0.350%, 06/09/16	10,000	9,999
0.285%, 06/10/16	27,272	27,270
0.370%, 06/17/16	7,000	6,999
0.260%, 06/23/16	95,956	95,941
0.340%, 07/01/16	50,000	49,990
0.333%, 07/07/16	37,200	37,188
0.258%, 08/03/16	25,000	24,989
0.340%, 08/16/16	17,143	17,131
0.370%, 08/23/16	30,000	29,974
0.300%, 08/26/16	10,000	9,993
0.430%, 09/01/16	25,000	24,975
0.496%, 09/02/16	8,500	8,489
0.401%, 09/12/16	15,000	14,983
0.361%, 09/13/16	20,000	19,979
0.334%, 09/19/16	45,000	44,954
0.373%, 09/20/16	60,000	59,931
0.441%, 10/03/16	15,000	14,977
0.340%, 10/04/16	20,000	19,976
0.530%, 12/01/16	25,000	24,933
0.532%, 12/20/16	26,700	26,620

		584,291

Federal National Mortgage Association — 10.9%
Federal National Mortgage Association (DN)
0.200%, 06/01/16	50,000	50,000
0.330%, 06/08/16	11,720	11,719
0.370%, 06/14/16	15,000	14,998
0.280%, 06/22/16	46,200	46,193
0.240%, 07/06/16	22,500	22,495
0.340%, 07/15/16	10,000	9,996
0.401%, 07/19/16	10,000	9,995
0.451%, 07/20/16	10,000	9,994
0.397%, 08/17/16	35,000	34,970
0.380%, 08/24/16	102,300	102,209
0.360%, 09/01/16	30,000	29,972
0.366%, 09/02/16	45,000	44,957
0.381%, 09/23/16	30,000	29,964
0.330%, 10/04/16	75,000	74,914
0.381%, 10/05/16	25,000	24,967

See Notes to Financial Statements.

16

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY OBLIGATIONS — continued
Federal National Mortgage Association — continued
0.437%, 10/06/16	$30,000	$29,954
0.481%, 10/17/16	15,000	14,972

		562,269

Total U.S. Government Agency Obligations (Cost $3,325,611)		3,325,611
U.S. TREASURY OBLIGATIONS — 11.9%
U.S. Treasury Bills† — 5.7%
0.217%, 06/02/16	30,000	30,000
0.247%, 06/09/16	30,000	29,998
0.239%, 06/23/16	115,000	114,985
0.237%, 07/07/16	50,000	49,991
0.256%, 08/04/16	10,000	9,995
0.298%, 08/11/16	20,000	19,988
0.313%, 08/18/16	20,000	19,987
0.337%, 08/25/16	20,000	19,984

		294,928

U.S. Treasury Notes — 6.2%
0.500%, 06/30/16	15,000	15,001
0.420%, 07/31/16 (FRN)	75,000	75,011
0.500%, 07/31/16	78,000	78,019
0.500%, 08/31/16	20,000	20,005
1.000%, 08/31/16	10,000	10,016
0.375%, 10/31/16	10,000	9,999
0.403%, 10/31/16 (FRN)	10,380	10,379
0.625%, 11/15/16	20,000	20,021
0.500%, 11/30/16	10,000	10,003
0.625%, 12/15/16	20,000	20,016
0.424%, 04/30/17 (FRN)	30,000	30,001
0.427%, 07/31/17 (FRN)	20,000	19,999

		318,470

Total U.S. Treasury Obligations (Cost $613,398)		613,398

	Number of Shares
MONEY MARKET FUNDS — 0.0%
Invesco Government & Agency Portfolio 0.260% (A)	1,000,000	1,000

Total Money Market Funds (Cost $1,000)		1,000

	Par (000)	Value (000)
REPURCHASE AGREEMENTS†† — 22.5%

Credit Suisse Securities LLC

0.290% (dated 05/31/16, due 06/01/16, repurchase price $100,000,806, collateralized by U.S. Treasury Bond and U.S. Treasury Note, 1.625% and 2.875%, due 12/31/19 and 05/15/43, total value $102,000,689)	$100,000	$100,000

Goldman Sachs & Co.

0.290% (dated 05/31/16, due 06/01/16, repurchase price $400,003,222, collateralized by Federal Home Loan Mortgage Corporation Bond, Federal National Mortgage Association Bonds and Government National Mortgage Association Bond, 3.000% to 5.500%, due 02/01/37 to 03/01/46, total value $408,000,000)	400,000	400,000

HSBC Securities USA

0.270% (dated 05/31/16, due 06/01/16, repurchase price $200,001,500, collateralized by Federal National Mortgage Association Bond, 6.500%, due 08/01/22, total value $204,004,444) (B)	200,000	200,000

0.250% (dated 05/31/16, due 06/01/16, repurchase price $100,000,694, collateralized by U.S. Treasury Notes, 1.000% and 3.750%, due 11/15/18 and 08/31/19, total value $102,003,077) (B)	100,000	100,000

Merrill Lynch Pierce Fenner & Smith

0.290% (dated 05/31/16, due 06/01/16, repurchase price $100,000,806, collateralized by Government National Mortgage Association Bond, 4.000%, due 09/20/45, total value $102,000,000)	100,000	100,000

Toronto Dominion Securities LLC

0.280% (dated 05/31/16, due 06/01/16, repurchase price $255,001,983, collateralized by Federal National Mortgage Association Bonds and U.S. Treasury Bonds, 3.000% to 3.500%, due 10/01/30 to 11/15/45, total value $260,100,077)	255,000	255,000

Total Repurchase Agreements (Cost $1,155,000)		1,155,000
TOTAL INVESTMENTS — 99.1% (Cost $5,095,009)*		5,095,009
Other Assets & Liabilities – 0.9%		43,867
TOTAL NET ASSETS — 100.0%		$5,138,876

See Notes to Financial Statements.

17

P N C  G o v e r n m e n t  M o n e y  M a r k e t  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1 ,  2 0 1 6

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.
††

As of May 31, 2016, the total value of repurchase agreements was $1,155,000 (000) and the value of collateral received, excluding excess, was $1,155,000 (000). See Note 2 in Notes to Financial Statements.

(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
(B)	As of May 31, 2016, the total value of HSBC Securities USA Repurchase Agreements is $300,000 (000) (collateral value of $306,008 (000)).

See Notes to Financial Statements.

18

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of May 31, 2016 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Money Market Funds	$1,000	$–	$–	$1,000

Repurchase Agreements	–	1,155,000	–	1,155,000

U.S. Government Agency Obligations	–	3,325,611	–	3,325,611

U.S. Treasury Obligations	–	613,398	–	613,398

Total Assets - Investments in Securities	$1,000	$5,094,009	$–	$5,095,009

There were no transfers between Levels during the fiscal year ended May 31, 2016.

See Notes to Financial Statements.

19

P N C  T a x  E x e m p t  M o n e y  M a r k e t  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a r c h  3 1 ,  2 0 1 6

	Par (000)	Value (000)
MUNICIPAL SECURITIES — 99.6%
Alaska — 0.9%
Valdez Alaska Marine Terminal, Exxon Pipeline Project (RB) Series C (VRDN)
0.340%, 06/01/16	$3,800	$3,800

California — 4.3%
California State (GO) Series A, Sub-Series A-2 (LOC - Royal Bank of Canada) (VRDN)
0.370%, 06/01/16	4,400	4,400
California State (GO) Series B, Sub-Series B-4 (LOC - JPMorgan Chase Bank) (VRDN)
0.380%, 06/01/16	14,600	14,600

		19,000

Connecticut — 0.5%
Connecticut State Health & Educational Facility Authority, Yale University (RB) Series V-2 (VRDN)
0.250%, 06/01/16	2,000	2,000

District of Columbia — 3.1%
District of Columbia, Georgetown University (RB) Series C (LOC-Bank of Tokyo-Mitsubishi UFJ) (VRDN)
0.390%, 06/02/16	13,650	13,650

Florida — 1.9%
Citizens Property Insurance (RB) Series A-1
5.000%, 06/01/16	3,535	3,535
6.000%, 06/01/16	4,645	4,645

		8,180

Indiana — 0.5%
Purdue University, Student Facilities System (RB) Series A (VRDN)
0.400%, 06/01/16	2,435	2,435

Iowa — 4.3%
Iowa City (RB) (SBPA - U.S. Bank NA) (VRDN)
0.430%, 06/01/16	13,550	13,550
Iowa Finance Authority, Drake University Project (RB) (LOC - Wells Fargo Bank) (VRDN)
0.350%, 06/01/16	5,490	5,490

		19,040

Kentucky — 1.1%
Berea Educational Facilities, Berea College Project (RB) Series A (VRDN)
0.390%, 06/01/16	2,700	2,700
Berea Educational Facilities, Berea College Project (RB) Series B (VRDN)
0.380%, 06/01/16	2,035	2,035

		4,735

Louisiana — 2.3%
Louisiana Public Facilities Authority, CHRISTUS Health (RB) Series B-3 (LOC - Bank of New York Mellon) (VRDN)
0.400%, 06/01/16	10,310	10,310

	Par (000)	Value (000)

Maryland — 2.1%
Montgomery County (BAN) (GO) Series A (SBPA - Wells Fargo Bank) (VRDN)
0.340%, 06/01/16	$3,100	$3,100
Montgomery County (BAN) (GO) Series B (SPBA - Wells Fargo Bank) (VRDN)
0.350%, 06/01/16	6,200	6,200

		9,300

Massachusetts — 8.2%
Massachusetts Bay Transportation Authority (RB) Series A-2 (SBPA - JPMorgan Chase Bank) (VRDN)
0.390%, 06/01/16	11,380	11,380
Massachusetts Development Finance Agency, Partners Healthcare System (RB) Series K-1 (SBPA - Wells Fargo Bank) (VRDN)
0.370%, 06/02/16	2,000	2,000
Massachusetts Health & Educational Facilities Authority, Harvard University (RB) Series R (VRDN)
0.250%, 06/01/16	5,400	5,400
Massachusetts Health & Educational Facilities Authority, Museum of Fine Arts (RB) Series A2 (SBPA - Bank of America) (VRDN)
0.370%, 06/01/16	1,200	1,200
Massachusetts Health & Educational Facilities Authority, Partners Healthcare System (RB) Series D-5 (VRDN)
0.320%, 06/01/16	200	200
Massachusetts Water Resources Authority (RB) Series F (SBPA - Bank of New York Mellon Trust) (VRDN)
0.390%, 06/02/16	16,000	16,000

		36,180

Michigan — 2.3%
University of Michigan (RB) Series B (SBPA— Northern Trust) (VRDN)
0.280%, 06/01/16	6,135	6,135
University of Michigan (RB) Series D-1 (VRDN)
0.300%, 06/01/16	3,865	3,865

		10,000

Minnesota — 1.1%
Rochester Minnesota Mayo Clinic (RB) Series A (VRDN)
0.370%, 06/01/16	5,000	5,000

Mississippi — 2.2%
Jackson County, Mississippi Polution Control, Chevron USA, Inc. Project (RB) (VRDN)
0.350%, 06/01/16	6,500	6,500
Mississippi Business Finance Corporation Gulf Opportunity Zone Industrial Development, Chevron USA, Inc. Project (RB) Series B (VRDN)
0.350%, 06/01/16	2,000	2,000

See Notes to Financial Statements.

20

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Mississippi — continued
Mississippi Business Finance Corporation, Chevron USA, Inc. Project (RB) Series D (VRDN)
0.340%, 06/01/16	$1,000	$1,000

		9,500
Missouri — 4.3%
Missouri Development Finance Board Cultural Facilities, The Nelson Gallery Foundation (RB) Series A (SBPA - Northern Trust) (VRDN)
0.350%, 06/01/16	3,000	3,000
Missouri State Health & Educational Facilities Authority, Ascension Health (RB) Series C-3 (VRDN)
0.400%, 06/01/16	10,950	10,950
Missouri State Health & Educational Facilities Authority, BJC Health System (RB) Series A (VRDN)
0.380%, 06/02/16	5,000	5,000

		18,950
New York — 10.8%
New York City (GO) Series A-4 (LOC - Bank of Tokyo-Mitsubishi UFJ) (VRDN)
0.400%, 06/07/16	17,000	17,000
New York City (GO) Sub-Series B-3 (LOC - TD Bank) (VRDN)
0.390%, 06/01/16	16,200	16,200
New York City Municipal Water Finance Authority (RB) Series DD-1 (SBPA - TD Bank) (VRDN)
0.340%, 06/01/16	3,000	3,000
New York City Municipal Water Finance Authority (RB) Sub-Series B-2 (SBPA - Royal Bank of Canada) (VRDN)
0.390%, 06/02/16	3,900	3,900
New York City Transitional Finance Authority, New York City Recovery (RB) Series 1, Sub-Series 1C (SBPA - JPMorgan Chase Bank) (VRDN)
0.370%, 06/01/16	1,000	1,000
New York City, Fiscal 2006 (GO) Series I, Sub-Series I-6 (LOC - Bank of New York Mellon Trust) (VRDN)
0.350%, 06/01/16	6,500	6,500

		47,600
North Carolina — 0.9%
Charlotte-Mecklenburg Hospital Authority, Carolinas Healthcare System (RB) Series H (LOC - Wells Fargo Bank) (VRDN)
0.350%, 06/01/16	3,980	3,980
Ohio — 13.1%
Fairfield Township, Fire Station Improvement (BAN) (GO)
1.000%, 06/03/16	3,650	3,650

	Par (000)	Value (000)

Franklin County Hospital Facilities, OhioHealth Corporation (RB) Series B (SBPA - Barclays Bank PLC) (VRDN)
0.400%, 06/01/16	$8,700	$8,700
Franklin County Hospital Improvement, Nationwide Children’s Hospital Project (RB) Series B (VRDN)
0.410%, 06/02/16	6,600	6,600
Franklin County, Holy Cross Health Systems Corporation (RB) (VRDN)
0.390%, 06/02/16	4,600	4,600
Franklin County, OhioHealth Corporation (RB) Series A (SBPA - Barclays Bank PLC) (VRDN)
0.400%, 06/01/16	6,000	6,000
Ohio State (GO) Series B (VRDN)
0.400%, 06/01/16	7,935	7,935
Ohio State (GO) Series C (VRDN)
0.390%, 06/01/16	3,500	3,500
Ohio State (GO) Series D (VRDN)
0.420%, 06/01/16	3,300	3,300
Ohio State University (RB) Series B (VRDN)
0.400%, 06/01/16	1,000	1,000
Ohio State University (RB) Series B-2 (VRDN)
0.380%, 06/01/16	7,200	7,200
Ohio State University (RB) Series E (VRDN)
0.400%, 06/01/16	5,400	5,400

		57,885
Pennsylvania — 14.7%
Beaver County Industrial Development Authority, FirstEnergy Generation Project (RB) Series B (LOC - Bank of Nova Scotia) (VRDN)
0.380%, 06/01/16	4,550	4,550
Bucks County Industrial Development Authority, Grand View Hospital (RB) Series A (LOC - TD Bank) (VRDN)
0.370%, 06/02/16	1,600	1,600
Delaware River Port Authority (RB) Series A (LOC - Royal Bank of Canada) (VRDN)
0.390%, 06/02/16	16,600	16,600
Geisinger Authority, Pennsylvania Health Systems (RB) Series B (SBPA - U.S. Bank NA) (VRDN)
0.330%, 06/01/16	1,900	1,900
Lower Merion Township School District, Capital Project (GO) Series B (LOC - U.S. Bank NA) (VRDN)
0.390%, 06/02/16	600	600
Northampton County General Purpose Authority, Lehigh University (RB) (SBPA - JPMorgan Chase Bank) (VRDN)
0.380%, 06/02/16	400	400
Northampton County General Purpose Authority, Lehigh University (RB) Series B (SBPA - JPMorgan Chase Bank) (VRDN)
0.380%, 06/02/16	1,560	1,560
Pennsylvania Higher Educational Facilities Authority, Drexel University (RB) Second Series (LOC - JPMorgan Chase Bank) (VRDN)
0.370%, 06/02/16	500	500

See Notes to Financial Statements.

21

P N C  T a x  E x e m p t  M o ne y  M a r k e t  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a r c h  3 1 ,  2 0 1 6

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Pennsylvania — continued
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania (RB) Series A (LOC - Bank of America) (VRDN)
0.380%, 06/01/16	$1,400	$1,400
Philadelphia Gas Works (RB) Fifth Series A-2 (LOC - JPMorgan Chase Bank) (VRDN)
0.400%, 06/02/16	950	950
Philadelphia Hospitals & Higher Education Facilities Authority, Children’s Hospital of Philadelphia Project (RB) Series B (SBPA - Wells Fargo Bank) (VRDN)
0.350%, 06/01/16	1,200	1,200
Philadelphia Hospitals & Higher Education Facilities Authority, Children’s Hospital of Philadelphia Project (RB) Series B (SBPA - Wells Fargo Bank) (VRDN)
0.350%, 06/01/16	9,500	9,500
Philadelphia School District (GO) Series H (LOC - Royal Bank of Canada) (VRDN)
0.400%, 06/02/16	9,200	9,200
Washington County Authority, University of Pennsylvania (RB) (VRDN)
0.380%, 06/02/16	14,920	14,920

		64,880

Texas — 15.0%
Gulf Coast Industrial Development Authority, Exxon Mobil Project (RB) (VRDN)
0.320%, 06/01/16	1,325	1,325
Harris County Cultural Education Facilities Finance Corporation, Methodist Hospital System (RB) Sub-Series C-1 (VRDN)
0.360%, 06/01/16	5,000	5,000
Harris County Cultural Education Facilities Finance Corporation, Methodist Hospital System (RB) Sub-Series C-2 (VRDN)
0.360%, 06/01/16	2,000	2,000
Harris County Health Facilities Development Corporation, Methodist Hospital System (RB) Series A-1 (VRDN)
0.360%, 06/01/16	4,190	4,190
Lower Neches Valley Authority Industrial Development Corporation, Exxon Mobil Project (RB) (VRDN)
0.320%, 06/01/16	8,500	8,500
Red River Education Financing Corporation, Texas Christian University Project (RB) (SBPA - Northern Trust) (VRDN)
0.410%, 06/01/16	9,000	9,000
Tarrant County Health Facilities Development Corporation, Cook Children’s Medical System (RB) Series B (VRDN)
0.380%, 06/02/16	15,000	15,000
Texas (GO) Series D (SBPA - State Street Bank & Trust) (VRDN)
0.400%, 06/01/16	6,700	6,700
University of Texas System (RB) Series B (VRDN)
0.380%, 06/02/16	2,950	2,950

	Par (000)	Value (000)

University of Texas System (RB) Series B (VRDN)
0.380%, 06/02/16	$2,900	$2,900
University of Texas System (RB) Series B (VRDN)
0.370%, 06/02/16	8,490	8,490

		66,055

Utah — 3.5%
Murray, IHC Health Services (RB) Series B (VRDN)
0.390%, 06/02/16	4,850	4,850
Utah County, IHC Health Services (RB) Series C (SBPA - U.S. Bank NA) (VRDN)
0.380%, 06/02/16	10,700	10,700

		15,550

Virginia — 2.5%
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute (RB) Series B (VRDN)
0.390%, 06/01/16	4,000	4,000
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute (RB) Series E (VRDN)
0.390%, 06/01/16	7,250	7,250

		11,250

Total Municipal Securities (Cost $439,280)		439,280
TOTAL INVESTMENTS — 99.6% (Cost $439,280)*		439,280
Other Assets & Liabilities – 0.4%		1,945
TOTAL NET ASSETS — 100.0%		$441,225

*  Also cost for Federal income tax purposes.

See Notes to Financial Statements.

22

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of May 31, 2016 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Municipal Securities	$–	$439,280	$–	$439,280

Total Assets - Investments in Securities	$–	$439,280	$–	$439,280

There were no transfers between Levels during the fiscal year ended May 31, 2016.

See Notes to Financial Statements.

23

P N C   T r e a s u r y   M o n e y  M a r k e t  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y 31, 2016

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 93.7%
U.S. Treasury Bills† — 46.0%
0.217%, 06/02/16	$159,000	$158,999
0.247%, 06/09/16	46,000	45,998
0.320%, 06/16/16	145,000	144,986
0.239%, 06/23/16	114,000	113,983
0.237%, 07/07/16	30,000	29,993
0.228%, 07/21/16	38,000	37,988
0.226%, 07/28/16	50,000	49,982
0.395%, 10/13/16	20,000	19,971
0.407%, 10/20/16	20,000	19,968

		621,868
U.S. Treasury Notes — 47.7%
0.500%, 06/15/16	25,000	25,002
0.500%, 06/30/16	107,000	107,017
1.500%, 06/30/16	5,000	5,004
0.625%, 07/15/16	18,000	18,006
0.420%, 07/31/16 (FRN)	60,000	60,007
0.500%, 07/31/16	90,000	90,026
0.625%, 08/15/16	53,000	53,032
0.500%, 08/31/16	73,000	73,027
1.000%, 08/31/16	15,000	15,023
0.500%, 09/30/16	40,000	40,011
0.375%, 10/31/16	18,000	17,995
0.403%, 10/31/16 (FRN)	28,000	28,000
0.500%, 11/30/16	33,000	33,003
0.625%, 12/15/16	9,000	9,009
0.434%, 01/31/17 (FRN)	22,000	22,003
0.500%, 01/31/17	4,000	4,000
0.424%, 04/30/17 (FRN)	25,000	24,997
0.427%, 07/31/17 (FRN)	20,000	19,998

		645,160

Total U.S. Treasury Obligations (Cost $1,267,028)		1,267,028

	Number of Shares	Value (000)
MONEY MARKET FUNDS — 6.3%
BlackRock Treasury Trust Fund 0.194%†† (A)	500,000	$500
Dreyfus Treasury Prime Cash Management 0.170% (A)	85,047,916	85,048

Total Money Market Funds (Cost $85,548)		85,548

TOTAL INVESTMENTS — 100.0% (Cost $1,352,576)*		1,352,576
Other Assets & Liabilities – 0.0%		646

TOTAL NET ASSETS — 100.0%		$1,353,222

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.
††	Affiliated Holding. See Note 3 in Notes to Financial Statements.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Financial Statements.

24

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of May 31, 2016 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Money Market Funds	$85,548	$–	$–	$85,548

U.S. Treasury Obligations	–	1,267,028	–	1,267,028

Total Assets - Investments in Securities	$85,548	$1,267,028	$–	$1,352,576

There were no transfers between Levels during the fiscal year ended May 31, 2016.

See Notes to Financial Statements.

25

P N C  A d v a n t a g e  I n s t i t u t i o n a l  T r e a s u r y   M o n e y  M a r k e t  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1,  2 0 1 6

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 52.1%
U.S. Treasury Bills† — 32.6%
0.217%, 06/02/16	$75,000	$74,999
0.247%, 06/09/16	15,000	14,999
0.320%, 06/16/16	3,000	3,000
0.226%, 07/28/16	30,000	29,989
0.256%, 08/04/16	25,000	24,989

		147,976

U.S. Treasury Notes — 19.5%
0.500%, 06/30/16	3,500	3,500
1.500%, 06/30/16	5,000	5,004
0.625%, 07/15/16	2,000	2,001
0.420%, 07/31/16 (FRN)	30,000	30,005
0.500%, 08/31/16	8,000	8,002
1.000%, 08/31/16	3,000	3,004
0.625%, 10/15/16	2,000	2,002
0.375%, 10/31/16	3,000	3,000
0.403%, 10/31/16 (FRN)	3,000	3,000
0.500%, 11/30/16	8,000	8,002
0.625%, 12/15/16	4,000	4,004
0.434%, 01/31/17 (FRN)	4,000	4,001
0.500%, 01/31/17	4,000	4,000
0.424%, 04/30/17 (FRN)	4,000	3,999
0.427%, 07/31/17 (FRN)	5,000	4,999

		88,523

Total U.S. Treasury Obligations (Cost $236,499)		236,499

	Number of Shares
MONEY MARKET FUND — 1.1%
Invesco Treasury Portfolio 0.240% (A)	5,000,000	5,000

Total Money Market Fund (Cost $5,000)		5,000

	Par (000)	Value (000)
REPURCHASE AGREEMENTS†† — 44.1%
Goldman Sachs & Co.
0.250% (dated 05/31/16, due 06/01/16, repurchase price $60,000,417, collateralized by U.S. Treasury Bill and U.S. Treasury Notes, 0.000% to 1.625%, due 06/23/16 to 07/31/20, total value $61,200,051)	$60,000	$60,000
HSBC Securities USA
0.250% (dated 05/31/16, due 06/01/16, repurchase price $50,000,347, collateralized by U.S. Treasury Bond and U.S. Treasury Note, 3.000% and 6.125%, due 02/28/17 and 08/15/29, total value $51,005,527)	50,000	50,000
Merrill Lynch Pierce Fenner & Smith
0.280% (dated 05/31/16, due 06/01/16, repurchase price $50,000,389, collateralized by U.S. Treasury Note, 1.625%, due 05/31/23, total value $51,000,013)	50,000	50,000
Toronto Dominion Securities LLC
0.270% (dated 05/31/16, due 06/01/16, repurchase price $40,000,300, collateralized by U.S. Treasury Bond and U.S. Treasury Notes, 1.625% to 3.375%, due 03/31/19 to 05/15/44, total value $40,800,005)	40,000	40,000

Total Repurchase Agreements (Cost $200,000)		200,000

TOTAL INVESTMENTS — 97.3% (Cost $441,499)*		441,499
Other Assets & Liabilities — 2.7%		12,418
TOTAL NET ASSETS — 100.0%		$453,917

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.
††	As of May 31, 2016, the total value of repurchase agreements was $200,000 (000) and the value of collateral received, excluding excess, was $200,000 (000). See Note 2 in Notes to Financial Statements.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Financial Statements.

26

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of May 31, 2016 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Money Market Fund	$5,000	$–	$–	$5,000

Repurchase Agreements	–	200,000	–	200,000

U.S. Treasury Obligations	–	236,499	–	236,499

Total Assets - Investments in Securities	$5,000	$436,499	$–	$441,499

There were no transfers between Levels during the fiscal year ended May 31, 2016.

See Notes to Financial Statements.

27

P N C  M o n e y  M a r k e t  F u n d s

S T A T E M E N T S  O F  A S S E T S  A N D  L I A B I L I T I E S  ( 0 0 0 )

M a y  3 1,  2 0 1 6

	Government	Tax Exempt
	Money Market	Money Market
	Fund	Fund

ASSETS

Investments in non-affiliates at value	$3,940,009	$439,280

Investments in repurchase agreements at value	1,155,000	–

Total Investments at value(1)	5,095,009	439,280

Cash	144,923	1,779

Receivable for shares of beneficial interest issued	1	–

Dividends and interest receivable	461	403

Prepaid expenses	27	–

Other assets	173	105

Total Assets	5,240,594	441,567

LIABILITIES

Payable for shares of beneficial interest redeemed	591	16

Payable for investment securities purchased	99,898	–

Dividends payable

Class I	175	16

Class A	24	3

Advisor Class	–	4

Investment advisory fees payable	423	66

Administration fees payable	157	26

Custodian fees payable	36	7

Transfer agent fees payable	14	11

Trustees’ deferred compensation payable	173	105

Trustees’ fees payable	42	13

Other liabilities	185	75

Total Liabilities	101,718	342

TOTAL NET ASSETS	$5,138,876	$441,225

Investments in non-affiliates at cost	$3,940,009	$439,280

Investments in repurchase agreements at cost	1,155,000	–

(1) Total Investments at cost	$5,095,009	$439,280

See Notes to Financial Statements.

28

	Government	Tax Exempt
	Money Market	Money Market
	Fund	Fund

NET ASSETS:

Paid-in Capital (Unlimited Authorization — No Par Value)	$5,139,081	$441,263

Undistributed (Distributions in Excess of ) Net Investment Income	(145)	(1)

Accumulated Net Realized Gain (Loss) on Investments	(60)	(37)

Total Net Assets	$5,138,876	$441,225

NET ASSET VALUE (In unrounded dollars and shares):
Net assets applicable to Class I	$4,776,561,245	$246,465,065

Class I shares outstanding	4,776,874,520	246,538,652

Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00

Net assets applicable to Class A	$361,439,598	$25,410,419

Class A shares outstanding	361,441,169	25,410,386

Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00

Net assets applicable to Advisor Class	$875,202	$169,349,266

Advisor Class shares outstanding	875,595	169,360,733

Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00

See Notes to Financial Statements.

29

P N C   M o n e y   M a r k e t  F u n d s

S T A T E M E N T S  O F  A S S E T S  A N D  L I A B I L I T I E S  ( 0 0 0 )

M a y  3 1 ,  2 0 1 6

	Treasury	Advantage
	Money Market	Institutional Treasury
	Fund	Money Market

ASSETS

Investments in non-affiliates at value	$1,352,076	$241,499

Investments in affiliates at value	500	–

Investments in repurchase agreements at value	–	200,000

Total Investments at value(1)	1,352,576	441,499

Cash	–	12,452

Receivable for shares of beneficial interest issued	34	–

Dividends and interest receivable	859	109

Prepaid expenses	15	14

Other assets	67	21

Total Assets	1,353,551	454,095

LIABILITIES

Dividends payable

Class I	33	–

Class A	7	–

Institutional Shares	–	9

Advisor Shares	–	1

Investment advisory fees payable	103	65

Administration fees payable	37	17

Custodian fees payable	9	11

Transfer agent fees payable	8	11

Trustees’ deferred compensation payable	67	21

Trustees’ fees payable	11	2

Other liabilities	54	41

Total Liabilities	329	178

TOTAL NET ASSETS	$1,353,222	$453,917

Investments in non-affiliates at cost	$1,352,076	$241,499

Investments in affiliates at cost	500	–

Investments in repurchase agreements at cost	–	200,000

(1) Total Investments at cost	$1,352,576	$441,499

See Notes to Financial Statements.

30

	Treasury	Advantage
	Money Market	Institutional Treasury
	Fund	Money Market

NET ASSETS:

Paid-in Capital (Unlimited Authorization — No Par Value)	$1,353,291	$453,927

Undistributed (Distributions in Excess of ) Net Investment Income	(59)	(10)

Accumulated Net Realized Gain (Loss) on Investments	(10)	–

Total Net Assets	$1,353,222	$453,917

NET ASSET VALUE (In unrounded dollars and shares):
Net assets applicable to Class I	$1,215,071,345	N/A

Class I shares outstanding	1,215,126,846	N/A

Net Asset Value, Offering and Redemption Price Per Share	$1.00	N/A

Net assets applicable to Class A	$138,150,183	N/A

Class A shares outstanding	138,172,423	N/A

Net Asset Value, Offering and Redemption Price Per Share	$1.00	N/A

Net assets applicable to Institutional shares	N/A	$453,916,832

Institutional shares outstanding	N/A	453,931,083

Net Asset Value, Offering and Redemption	N/A	$1.00

Net assets applicable to Advisor shares(1)	N/A	$10.00

Advisor shares outstanding	N/A	10.00

Net Asset Value, Offering and Redemption Price Per Share	N/A	$1.00

Net assets applicable to Service shares(1)	N/A	$10.00

Service shares outstanding	N/A	10.00

Net Asset Value, Offering and Redemption Price Per Share	N/A	$1.00

(1) At May 31, 2016, net assets of the Advisor and Service Shares of Advantage Institutional Treasury Money Market Fund represented initial seed capital.

See Notes to Financial Statements.

31

P N C  M o n e y  M a r k e t  F u n d s

S T A T E M E N T S  O F  O P E R A T I O N S  ( 0 0 0 )

F o r  t h e  Y e a r  E n d e d  M a y  3 1 ,  2 0 1 6

	Government	Tax Exempt
	Money Market	Money Market
	Fund	Fund
Investment Income:
Dividends	$ 4	$ –
Interest	3,895	621
Total Investment Income	3,899	621
Expenses:
Investment advisory fees	2,837	1,140
Administration fees	861	297
Transfer agent fees	34	30
Custodian fees	62	14
Professional fees	363	102
Pricing service fees	4	16
Printing and shareholder reports	102	17
Registration and filing fees	61	58
Trustees’ fees	95	36
Miscellaneous	106	34
Total Expenses	4,525	1,744
Less:
Waiver of investment advisory fees(1)	(1,535)	(1,140)
Expense reimbursement(1)	–	(149)
Net Expenses	2,990	455
Net Investment Income	909	166
Realized Gain (Loss) on Investments:
Net realized loss on investments sold	–	(20)
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 909	$ 146

(1)  See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

32

Treasury	Advantage
Money Market	Institutional Treasury
Fund	Money Market

$12	$12
869	587
881	599

1,138	472
274	99
21	33
15	18
86	57
1	1
13	16
35	35
33	11
36	20
1,652	762

(896)	(237)
–	–
756	525
125	74

(2)	–
$123	$74

See Notes to Financial Statements.

33

P N C  M o n e y  M a r k e t  F u n d s

S T A T E M E N T S  O F  C H A N G E S  I N  N E T  A S S E T S  ( 0 0 0 )

	Government		Tax Exempt
	Money Market Fund		Money Market Fund
	For the Year Ended		For the Year Ended

	May 31, 2016	May 31, 2015	May 31, 2016	May 31, 2015
Investment Activities:
Net investment income (loss)	$909	$154	$166	$135
Net realized gain (loss) on investments sold	–	–	(20)	(15)

Net increase (decrease) in net assets resulting from
operations	909	154	146	120

Dividends from net investment income:
Class I	(766)	(191)	(99)	(94)
Class A	(190)	(48)	(68)	(10)
Advisor Class	(1)	–	–	(32)
Institutional Shares	–	–	–	–
Advisor Shares	–	–	–	–

Total dividends	(957)	(239)	(167)	(136)

Share Transactions (all at $1.00 per share):
Proceeds from shares issued:
Class I	6,801,271	1,612,238	484,016	1,608,565
Class A	1,478,768	1,565,436	73,832	119,637
Advisor Class	35,533	–	312,068	264,507
Institutional Shares	–	–	–	–
Advisor Shares	–	–	–	–
Service Shares	–	–	–	–
Proceeds from Reorganization shares(1):
Class I	71,447	–	–	–
Advisor Class	14,907	–	–	–
Reinvestment of dividends:
Class I	10	2	–	–
Class A	2	1	5	3

Total proceeds from shares issued and reinvested	8,401,938	3,177,677	869,921	1,992,712

Value of shares redeemed:
Class I	(2,816,347)	(1,630,051)	(588,394)	(1,676,753)
Class A	(1,438,846)	(1,377,813)	(96,868)	(110,787)
Advisor Class	(49,564)	–	(296,351)	(233,967)
Institutional Shares	–	–	–	–
Advisor Shares	–	–	–	–
Service Shares	–	–	–	–

Total value of shares redeemed	(4,304,757)	(3,007,864)	(981,613)	(2,021,507)

Increase (decrease) in net assets from share transactions	4,097,181	169,813	(111,692)	(28,795)

Total increase (decrease) in net assets	4,097,133	169,728	(111,713)	(28,811)

Net Assets:
Beginning of year	1,041,743	872,015	552,938	581,749

End of year*	$5,138,876	$1,041,743	$441,225	$552,938

*Including undistributed (distributions in excess of) net investment income	$(145)	$(93)	$(1)	$–

(1) See Note 1 in Notes to Financial Statements.

See Notes to Financial Statements.

34

		Advantage
Treasury		Institutional Treasury
Money Market Fund		Money Market
For the Year Ended		For the Year Ended

May 31, 2016	May 31, 2015	May 31, 2016	May 31, 2015

$125	$39	$74	$17
(2)	3	–	–

123	42	74	17

(101)	(31)	–	–
(39)	(25)	–	–
–	–	–	–
–	–	(63)	(16)
–	–	(14)	(4)

(140)	(56)	(77)	(20)

1,726,844	584,590	–	–
647,504	778,134	–	–
–	–	–	–
–	–	1,023,862	508,742
–	–	116,737	70,773
–	–	9,267	5,907
–	–	–	–
–	–	–	–

1	–	–	–
1	–	–	–

2,374,350	1,362,724	1,149,866	585,422

(736,956)	(573,736)	–	–
(653,798)	(807,250)	–	–
–	–	–	–
–	–	(682,245)	(571,308)
–	–	(151,567)	(46,923)
	–	(12,668)	(4,107)

(1,390,754)	(1,380,986)	(846,480)	(622,338)

983,596	(18,262)	303,386	(36,916)

983,579	(18,276)	303,383	(36,919)

369,643	387,919	150,534	187,453

$1,353,222	$369,643	$453,917	$150,534

$(59)	$(44)	$(10)	$(7)

See Notes to Financial Statements.

35

P N C   M o n e y   M a r k e t   F u n d s

N O T E S  T O  F I N A N C I A L  S T A T E M E N T S

M a y   3 1,   2 0 1 6

1. Fund Organization

PNC Funds and PNC Advantage Funds (the “Trusts”), each a Delaware statutory trust, are registered under the Investment Company Act of 1940 (the “1940 Act”), as open-end management investment companies. As of May 31, 2016, the Trusts offered for sale shares of 34 Funds. Each of the Funds is authorized to issue various classes of shares (individually, a “Class”, collectively, the “Classes”). Each share class represents an interest in the same portfolio of investments of the respective Fund and is substantially the same in all respects, except that the classes are subject to different distribution (12b-1) fees and/or shareholder services fees, sales charges and investment minimums. With respect to the PNC Money Market Funds, as defined below, Class I, Advisor Class, Class A, Institutional, Advisor and Service Shares are sold without a sales charge.

Effective May 25, 2016, PNC Money Market Fund and PNC Advantage Institutional Money Market Fund were liquidated pursuant to plans approved by the Board of Trustees (the “Board”) on February 25, 2016.

As of May 31, 2016, the Trusts offered five categories of Funds:

Target Date Funds

PNC Retirement Income Fund, PNC Target 2020 Fund, PNC Target 2030 Fund, PNC Target 2040 Fund and PNC Target 2050 Fund;

Equity Funds

PNC Balanced Allocation Fund, PNC International Equity Fund, PNC International Growth Fund, PNC Large Cap Core Fund, PNC Large Cap Growth Fund, PNC Large Cap Value Fund, PNC Mid Cap Fund, PNC Mid Cap Index Fund, PNC Multi-Factor Small Cap Core Fund, PNC Multi-Factor Small Cap Growth Fund, PNC Multi-Factor Small Cap Value Fund, PNC S&P 500 Index Fund, PNC Small Cap Fund and PNC Small Cap Index Fund;

Fixed Income Funds

PNC Bond Fund, PNC Government Mortgage Fund, PNC High Yield Bond Fund, PNC Intermediate Bond Fund, PNC Limited Maturity Bond Fund, PNC Total Return Advantage Fund and PNC Ultra Short Bond Fund;

Tax Exempt Bond Funds

PNC Intermediate Tax Exempt Bond Fund, PNC Maryland Tax Exempt Bond Fund, PNC Ohio Intermediate Tax Exempt Bond Fund and PNC Tax Exempt Limited Maturity Bond Fund; and

Money Market Funds

PNC Government Money Market Fund, PNC Tax Exempt Money Market Fund, PNC Treasury Money Market Fund and PNC Advantage Institutional Treasury Money Market Fund.

The financial statements presented herein are those of the Money Market Funds (each referred to as a “Fund,” or collectively as the “Funds”). The financial statements of the Target Date Funds, Equity Funds, Fixed Income Funds and Tax Exempt Bond Funds are not presented herein, but are presented separately.

Fund Reorganization

On June 4, 2015, the Board approved an agreement and plan of reorganization (the “Reorganization”) to which PNC Advantage Institutional Government Money Market Fund (the “Target Fund”), a money market fund organized under a separate trust and managed by PNC Capital Advisors, LLC (the “Adviser”), would be reorganized with and into PNC Government Money Market Fund (the “Acquiring Fund”). On September 14, 2015, the Target Fund was reorganized into the Acquiring Fund, each of which has substantially similar investment objectives and identical principal investment strategies. The net assets of the Target Fund were transferred at fair value in a tax-free exchange to the Acquiring Fund after the close of business on September 11, 2015. With this transfer, a shareholder of the Target Fund’s Institutional Shares automatically became a shareholder of Class I Shares of the Acquiring Fund. A shareholder of the Target Fund’s Advisor Shares became a shareholder in the newly formed Advisor Class of the Acquiring Fund.

The table below summarizes the assets transfers for the exchange.

			Accumulated
			Net
		Net Assets on	Realized	Share			Net Assets on
	Shares	09/11/15	Gains	Conversion		Shares	09/11/15
Target Fund	Redeemed	(000)	(000)	Ratio	Acquiring Fund	Issued	(000)*
PNC Advantage Institutional Government Money Market Fund					PNC Government Money Market Fund
Institutional Class	71,447,425	$71,447	$ –	1.00000	Institutional Class	71,447,425	$1,001,975
Advisor Class	14,906,501	14,907	–	1.00000	Advisor Class	14,906,501	14,907
PNC Advantage Institutional Government Money Market Fund Total		$86,354	$ –		PNC Government Money Market Fund Total		$1,016,882

*	Amounts reflect net assets of Acquiring Fund subsequent to merger.

The table below summarizes the operation of the Target Fund for the period from June 1, 2015 to September 11, 2015, the operations of the Acquiring Fund for the year ended May 31, 2016 as presented in the Statement of Operations, and the combined Target and Acquiring Funds’ pro-forma results of operations for the year ended May 31, 2016 assuming the acquisition had been completed on June 1, 2015.

	Target Fund’s Operations For the Period June 1, 2015 to September 11, 2015				Acquiring Fund’s Operations For the Year Ended May 31, 2016
			Net				Net	Combined
	Net	Net Realized	Increase		Net	Net Realized	Increase	Total
	Investment	Gain	from		Investment	Gain	from	From
Target	Income	on Investments	Operations	Acquiring	Income	on Investments	Operations	Operations
Fund	(000)	(000)	(000)	Fund	(000)	(000)	(000)	(000)

PNC Advantage Institutional Government Money Market Fund	$7	$–	$7	PNC Government Money Market Fund	$909	$–	$909	$916

2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to the Investment Companies Topic of U.S. GAAP.

Effective June 1, 2015, the Funds adopted guidance issued by the Financial Accounting Standards Board (“FASB”) that expanded secured borrowing accounting for certain repurchase agreements and also set forth additional disclosure requirements for certain transactions accounted for as sales in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. The adoption of the guidance did not result in any additional disclosure for the Funds.

The following is a summary of significant accounting policies followed by the Funds.

Investment Valuation

The investments of the Funds, other than investments in other money market funds, funding agreements and repurchase agreements, are valued at amortized cost, which approximates market value. The amortized cost method values an investment at its cost at the time of purchase and thereafter assumes a constant proportionate accretion of discount or amortization of premium to its effective maturity. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its investments at market price, or fair value prices may be determined in good faith using methods approved by the Board. No such investments held on May 31, 2016 were valued using a method other than amortized cost.

Investments in other money market funds are valued at their respective net asset values (“NAV”) as determined by those funds each business day.

P N C  M o n e y  M a r k e t  F u n d s

N O T E S  T O  F I N A N C I A L  S T A T E M E N T S

M a y  3 1,  2 0 1 6

Investments in repurchase agreements and funding agreements are generally valued at par, which approximates market value, each business day.

Fair value represents the estimated price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment. Valuation techniques should maximize the use of observable market data and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Fair value measurements utilize a hierarchy based on the observability of inputs used to establish fair value. These inputs, listed below, are summarized in three broad levels and investment assets reported at fair value are classified on the basis of the lowest level input that is significant to fair value:

•	Level 1 — quoted prices in active markets for identical assets and liabilities, including, but not limited to:

Investment Companies – investments in open-end mutual funds which are valued at their closing NAV.

•	Level 2 — other significant observable inputs, including but not limited to:

All Securities – quoted prices for similar securities; quoted prices based on recently executed transactions; adjusted quoted prices based on observable and formulaic inputs; or, observable correlated market inputs.

Fixed Income Securities, Money Market Fund Investments valued at Amortized Cost and Funding and Repurchase Agreements valued at Par – independent pricing service-supplied valuations or quoted prices for similar securities or obligations, including matrix pricing, based on methods which consider standard inputs such as yields or prices of securities or obligations of comparable quality, stability, risk, coupon, collateral (as applicable), maturity, type, trading factors, multiple indications of value from dealers or other financial institutions that trade the securities or obligations.

•	Level 3 — significant unobservable inputs, including but not limited to:

All Securities – modeling or manual pricing based on each Fund’s own assumptions in determining fair value of investments; or, the significant use of unobservable inputs or stale inputs.

Each Fund recognizes transfers into and out of levels, if any, at the end of the reporting period.

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The valuation hierarchy of each Fund’s securities as of May 31, 2016 can be found at the end of each Fund’s Schedule of Investments.

Investment Transactions, Investment Income and Expenses

Investment transactions are recorded on a trade date basis for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums are accreted and amortized, respectively, to interest income over the estimated lives of the respective investments using the effective interest method. Expenses common to all of the Funds are allocated among the Funds on the basis of each Fund’s respective average net assets or other appropriate allocation methodologies, including a fixed or straight-line allocation across Funds. Expenses common to all Classes, investment income, and realized and unrealized gains and losses on investments are allocated to each Class based upon the relative daily net assets of each Class. Distribution (12b-1) fees and shareholder services fees relating to a specific Class are charged directly to that Class.

Dividends and Distributions to Shareholders

Dividends from net investment income for each of the Funds are declared daily and paid monthly. Any net realized capital gains will be distributed at least annually by each of the Funds. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Delayed-Delivery Transactions

Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in the amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in any future gains and losses with respect to the security.

Repurchase Agreements

Each Fund, with the exception of Treasury Money Market Fund, may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund purchases a debt obligation from a financial institution such as a bank or broker-dealer, subject to a mutual agreement that the seller will repurchase the obligation at an agreed-upon price and time. The debt obligation is collateralized by securities held in safekeeping by the Fund’s custodian or another qualified custodian or in the Federal Reserve/U.S. Treasury book-entry system with value no less than the repurchase price (including accrued interest). A custody agreement in connection with the Master Repurchase Agreement defines eligible securities for collateral in relation to each repurchase agreement. If the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value. Upon an event of default under the Master Repurchase Agreement, if the seller defaults and the value of the collateral security declines or if the seller enters an insolvency proceeding, the Fund may suffer time delays and incur costs in connection with the disposition of the collateral security and recovery of any losses incurred.

At period end, certain Funds had investments in repurchase agreements. The gross value and related collateral received for these investments are presented in each applicable Fund’s Schedule of Investments and the value of these investments is also presented in the Statements of Assets and Liabilities. The value of the related collateral received exceeded the value of the repurchase agreements as of May 31, 2016.

Master Agreements and Netting Arrangements

Certain Funds are parties to various agreements, including but not limited to Master Repurchase Agreements, which govern the terms of certain transactions with select counterparties (collectively “Master Agreements”). These Master Agreements generally include provisions for general obligations, agreements, representations, collateral and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions. The netting arrangements are generally tied to credit related events that if triggered, would cause an event, default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination or default event, the total market value exposure would be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. An election made by a counterparty to terminate a transaction early under a Master Agreement could have an adverse impact on a Fund’s financial statements. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Collateral under the Master Agreements is usually in the form of cash, U.S. Treasury or U.S. Government agency securities, but can include other types of securities. There can be no assurance that the Master Agreements will be successful in limiting credit or counterparty risk. Details of the counterparties and the collateral as of May 31, 2016 are included in each Fund’s Schedule of Investments.

3. Investment Advisory Fees and Other Transactions with Affiliates

Investment Advisory Fees

Fees paid by the Funds pursuant to the Advisory Agreement with PNC Capital Advisors, LLC (the “Adviser”), an indirect wholly owned subsidiary of The PNC Financial Services Group, Inc. (“PNC Group”), are payable monthly and are calculated at an annual rate of each Fund’s average daily net assets. The Adviser may, from time to time, waive any portion of its fees and reimburse certain expenses of a Fund. Such waivers and reimbursements are voluntary and may be changed or discontinued at any time. The table below lists the advisory fees, waivers and expense reimbursements that were in effect during the fiscal year ended May 31, 2016.

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During the fiscal year ended May 31, 2016, the Adviser voluntarily agreed to waive advisory fees and reimburse expenses to the extent necessary to maintain a minimum daily net yield of at least 0.03% for Government Money Market Fund, 0.02% for Tax Exempt Money Market Fund, and 0.01% for Treasury Money Market Fund and Institutional Treasury Money Market Fund.

				Net
		Effective		Effective
	Annual	Annual	Fee	Annual	Expense
	Rate	Rate	Waiver	Rate	Reimbursement

Government Money Market Fund*	0.15%	0.17%	0.09%	0.08%	0.00%

Tax Exempt Money Market Fund	0.20%	0.20%	0.20%	0.00%	0.03%

Treasury Money Market Fund**	0.15%	0.22%	0.17%	0.05%	0.00%

Advantage Institutional Treasury Money Market Fund	0.15%	0.15%	0.08%	0.07%	0.00%

*

Upon the consummation of the Reorganization, the Board approved the reduction of the Fund’s annual investment advisory fee to 0.15%. Prior to the reduction, the annual investment advisory fee was 0.25%.

**	Effective February 26, 2016, the Board approved the reduction of the Fund’s annual investment advisory fee to 0.15%. Prior to the reduction, the annual investment advisory fee was 0.25%.

Shareholder Services Fees

The Trusts maintain Shareholder Services Plans (the “Services Plans”) with respect to the Class A and Advisor Class Shares of PNC Funds and Advisor and Service Shares of PNC Advantage Funds. Pursuant to the Services Plans, the Trusts enter into shareholder servicing agreements with certain financial institutions, including affiliates of the Adviser, under which they agree to provide, for PNC Funds, shareholder administrative services to their customers who beneficially own Class A and Advisor Class Shares in consideration for payment of up to 0.25% of the average daily net assets of each Fund’s Class A Shares and up to 0.10% of the average daily net assets of each Fund’s Advisor Class Shares and for PNC Advantage Funds, shareholder administrative services to their customers who beneficially own Advisor and Service Shares in consideration for payment of up to 0.10% and 0.25% of the average daily net assets attributable to Advisor and Service Shares, respectively.

Trustees’ Fees

For his or her service as a Trustee of the Trusts, each Trustee, effective January 1, 2016, receives an annual fee of $79,000 plus $7,250 for each Board meeting attended in person, and such amount, up to a maximum of $3,250, as may be determined for each special Board meeting attended, in addition to a reimbursement of all out-of-pocket expenses incurred as a Trustee. The Chairman of the Board receives an additional fee of $25,000 per year and the Chairman of the Audit Committee receives an additional fee of $10,000 per year for their services in these capacities. Prior to January 1, 2016, each Trustee received an annual fee of $76,000 plus $7,250 for each Board meeting attended in person, and such amount, up to a maximum of $3,250, as may be determined for each special Board meeting attended, in addition to a reimbursement of all out-of-pocket expenses incurred as a Trustee. The Chairman of the Board received an additional fee of $25,000 per year and the Chairman of the Audit Committee received an additional fee of $10,000 per year for their services in these capacities. No person who is an officer, director, trustee, or employee of the Adviser, the Underwriter or any parent or subsidiary thereof, who serves as an officer, trustee, or employee of the Trusts, receives any compensation from the Trusts. Fees are paid quarterly in arrears and are allocated to the Trusts based on their average daily net assets.

Trustees who receive fees are eligible for participation in the Trust’s Deferred Compensation Plan (the “Plan”), which is an unfunded, nonqualified deferred compensation plan. The Plan allows each eligible Trustee to defer receipt of all or a percentage of fees that would otherwise be payable for services performed.

Administration Fees

PNC Funds, PNC Advantage Funds, BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) and the Adviser are parties to Co-Administration and Accounting Services Agreements, pursuant to which BNY Mellon and the Adviser serve as Co-Administrators to the Trusts. BNY Mellon and the Adviser served as Co-Administrators to PNC Funds in exchange for fees at the annual rate of 0.05% based on average daily net assets of PNC Funds, excluding the average daily net assets of the Target Date Funds. For their services to PNC Funds as Co-Administrators during the fiscal year ended May 31, 2016, approximately 0.0215% was allocated to BNY Mellon and approximately 0.0285% was allocated to the Advisor in aggregate. For their services to PNC Advantage Funds as Co-Administrators during the fiscal year ended May 31, 2016, BNY Mellon received fees at the annual rate of 0.0125% of each Fund’s first $1 billion of average daily net assets and 0.01% of each Fund’s average daily net assets in excess of $1 billion. The Adviser received 0.01% of each Fund’s average net assets. BNY Mellon also receives other transaction-based charges from the Trusts and is reimbursed for out-of-pocket expenses by the Trusts.

Affiliated Money Market Funds

Pursuant to SEC rules, the Funds may invest cash balances not otherwise invested in portfolio securities to purchase shares of the money market funds offered by Advantage, an affiliate of PNC Funds, or BlackRock Funds. The Funds will bear the costs and fees associated with investments in other investment companies, including other investment companies managed by the Adviser or its affiliates, except that the Adviser has agreed to waive its advisory fee in an amount equal to the advisory fees paid to the Adviser by a PNC money market fund with respect to its short-term reserves swept into an Advantage money market fund. Certain other contractual and voluntary advisory fee waivers may reduce the Adviser’s obligation to waive its advisory fees in connection with such investments. This waiver may be terminated at any time without prior notice.

PNC Group owns a minority interest in BlackRock, Inc. As a result, the BlackRock Funds could be deemed to be affiliates of the Adviser.

The amount invested by Treasury Money Market Fund in BlackRock Treasury Trust Fund remained unchanged during the fiscal year ended May 31, 2016.

Details of affiliated holdings at May 31, 2016 are included in the respective Fund’s Schedule of Investments.

For the fiscal year ended May 31, 2016, total income from affiliates for Government Money Market Fund was approximately $2,000 and Treasury Money Market Fund was less than $500. The amounts are included, but not separately disclosed, in the Statements of Operations.

4. Custodian, Distribution/12b-1 and Transfer Agent Fees

Custodian Fees

The Bank of New York Mellon, an affiliate of BNY Mellon (one of the Co-Administrators of the Trusts), serves as the Custodian of the Trusts. The Custodian fees for the Trusts (excluding the Target Date Funds) are calculated at the following annual rate: 0.0025% of the first $5 billion of the combined average daily gross assets of the Trusts (excluding the Target Date Funds), 0.002% of the next $5 billion of the combined average daily gross assets of the Trusts (excluding the Target Date Funds) and 0.001% of the combined average daily gross assets in excess of $10 billion of the Trusts (excluding the Target Date Funds). The Custodian fees are allocated to the Trusts (excluding the Target Date Funds) based on each Fund’s relative average daily net assets. The Bank of New York Mellon also receives other transaction-based charges from the Trust and is reimbursed for out-of-pocket expenses by the Trust.

Distribution/12b-1 Fees

For its services to the Trusts, the Underwriter, a wholly owned subsidiary of Foreside Financial Group, LLC, receives an annual fee payable directly by the Adviser. PNC Funds has adopted a distribution plan for Class A Shares in accordance with Rule 12b-1 under the 1940 Act (“Rule 12b-1”). Pursuant to the Class A Shares plan, PNC Government Money Market Fund, PNC Treasury Money Market Fund and PNC Tax Exempt Money Market Fund reimburse the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.10% per annum of the average daily net assets of those Funds’ Class A Shares. The Board renewed a commitment whereby actual distribution fees for Class A Shares will be no more than 0.00% per annum. This commitment continues through February 28, 2017, at which time the Board will consider whether to renew, revise or discontinue it.

During the fiscal year ended May 31, 2016, the 12b-1 accrual was at an annual rate of 0.00% for each of PNC Government Money Market Fund, PNC Treasury Money Market Fund and PNC Tax Exempt Money Market Fund.

Transfer Agent

BNY Mellon serves as Transfer Agent for the Funds. For its services as Transfer Agent, BNY Mellon receives a fee based primarily upon the number of accounts serviced. Certain minimum fees and transaction charges may apply.

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5. Federal Income Taxes

Each Fund is classified as a separate taxable entity for Federal income tax purposes and intends to continue to qualify as a separate “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.

Each Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as an expense during the current year. A tax position that does meet the more-likely-than-not threshold shall be measured as the largest amount of tax benefit that is greater than 50 percent likely of being realized upon settlement with the relevant taxing authority. Management has analyzed each Fund’s tax positions through the fiscal year ended May 31, 2016 and for each Fund’s open tax years (years ended May 31, 2013 through May 31, 2015) and has concluded that no provision for income tax is required in each Fund’s financial statements.

The tax character of dividends and distributions paid during the fiscal years ended May 31, 2016 and May 31, 2015 were as follows:

	Tax-Exempt	Ordinary
	Income	Income	Total
	(000)	(000)	(000)
Government Money Market Fund
2016	$–	$783	$783
2015	–	221	221
Tax Exempt Money Market Fund
2016	155	–	155
2015	137	–	137
Treasury Money Market Fund
2016	–	103	103
2015	–	56	56
Advantage Institutional Treasury Money Market Fund
2016	–	68	68
2015	–	20	20

As of May 31, 2016, the components of total net assets on a tax basis were as follows:

		Undistributed	Undistributed	Capital	Late-Year	Other	Total
	Paid-in	Tax Exempt	Ordinary	Loss	Losses	Temporary	Net
	Capital	Income	Income	Carryforward	Deferred	Differences	Assets
	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Government Money Market Fund	$5,139,081	$–	$25	$ (60)	$ –	$(170)	$5,138,876

Tax Exempt Money Market Fund	441,263	98	–	(17)	(19)	(100)	441,225

Treasury Money Market Fund	1,353,291	–	9	(9)	(1)	(68)	1,353,222

Advantage Institutional Treasury Money Market Fund	453,927	–	2	–*	–	(12)	453,917

    *Amount represents less than $500.

The amount of dividends from net investment income and distributions from net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature and are attributable primarily to differences in the book/tax treatment of deferred compensation. The character and timing of dividends and/or distributions made during the year from net investment income and/or net realized capital gains may differ from the year that the income or realized capital gains (losses) were recorded by the Funds. To the extent any of these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise. Accordingly, the following permanent differences have been reclassified to/from the following accounts for the fiscal year ended May 31, 2016:

	Undistributed
	(Distributions in Excess of)	Accumulated
	Net Investment	Net Realized	Paid-in
	Income	Losses	Capital
	(000)	(000)	(000)

Government Money Market Fund	$(4)	$–	$4

Tax Exempt Money Market Fund	–	13	(13)

For Federal income tax purposes, realized capital losses may be carried forward and applied against future realized capital gains. During the fiscal year ended May 31, 2016, capital loss carryforwards that were utilized to offset capital gains were as follows:

(000)

Government Money Market Fund	$–*
*Amount represents less than $500.

At May 31, 2016, the Funds had capital loss carryforwards (in thousands) available to offset future realized capital gains through the indicated expiration dates:

	Expiring May 31,
	2017	2018	Indefinite		Total

Government Money Market Fund	$59	$–	$1		$60

Tax Exempt Money Market Fund	–	–	17		17

Treasury Money Market Fund	–	8	1		9

Advantage Institutional Treasury Money Market Fund	–	–	–	*	–	*
*Amount represents less than $500.

Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), net capital losses incurred after May 31, 2011 may be carried forward indefinitely with their character retained as short term or long term. Net capital losses incurred prior to May 31, 2011 may be carried forward for eight years and are treated as short term capital losses in the year to which they were carried. However, the Modernization Act requires that post-enactment net capital losses (i.e., those incurred after May 31, 2011) be used before pre-enactment net capital loss carryforwards, which increases the likelihood that pre-enactment capital loss carryforwards will expire unused.

6. Certain Principal Risks

An investment in a Fund is subject to a number of risks. Below is a discussion of some, but not all, of the risks of investing in the Funds. Please see the relevant Fund’s prospectus for a discussion of the principal risks of investing in the Fund.

Each of the Funds may invest up to 5% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect a Fund’s ability to dispose of such securities in a timely manner and at a fair price. Securities acquired under the provisions of Rule 144A can only be traded between qualified institutional buyers. Any such security will not be considered illiquid so long as it is determined by the Board or the Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. Details of investments in illiquid and/or restricted securities are included in each Fund’s Schedule of Investments.

Tax Exempt Money Market Fund follows an investment policy of investing in municipal obligations of various states which may, at times, comprise concentrations in one or several states. Economic changes affecting each state and related public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Fund. The repayment of certain municipal obligations may be insured by third parties. Although bond insurance reduces the risk of loss due to default by a municipal issuer, insured bonds remain subject to the risk that their market values may fluctuate for other reasons and there is no assurance that the insurance provider will meet its obligations. Insured securities have been identified in the Schedules of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds.

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Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include letters of credit, liquidity guarantees and third-party insurance.

7. Indemnifications

In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnifications. The Funds have not historically incurred material expenses in respect of those provisions.

8. Relevant Accounting Pronouncements

In August 2014, the FASB issued guidance requiring management to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern. The guidance is effective prospectively for annual periods ending after December 15, 2016, and interim periods thereafter. At this time, management is evaluating the implications of these changes on the financial statements.

9. SEC Money Market Fund Rule Amendments

In July 2014, the SEC adopted amendments to its rules governing the operation of money market funds. The new rules require, among other things, certain money market funds to cease using the amortized cost method to value their shares and to cause transactions in shares of these funds to be effected using a “floating” NAV. The SEC also adopted amendments that permit the board of trustees of a money market fund to impose a liquidity fee of up to 2% of a shareholder’s redemption request (any such fee a “temporary liquidity fee”) and/or suspend redemptions for a period of up to ten days in certain circumstances. The amendments may require the imposition of a temporary liquidity fee in some circumstances, unless the Board determines such a fee is not in the fund’s best interests. Those provisions are expected to become effective in October 2016. The Adviser intends to manage PNC Government Money Market Fund, PNC Treasury Money Market Fund and PNC Advantage Institutional Treasury Money Market Fund (the “Government Money Market Funds”) to cause them to qualify as “government money market funds” under the revised regulations and to enable them to continue to seek to maintain stable NAVs per share of one dollar. Under the revised regulations, government money market funds are generally not subject to the default fees and gates that may apply to other money market funds, and the Board of Trustees of the Government Money Market Funds has determined not to impose fees and gates on them. The Adviser and the Board continue to evaluate the rule amendments and their potential impact on the Funds and their financial statements.

10. Subsequent Events

Subsequent events have been evaluated through the date that the financial statements were issued. There were no material subsequent events identified which required adjustment to, or additional disclosure in, the financial statements.

Pursuant to plans approved by the Board on February 25, 2016, PNC Tax Exempt Money Market Fund was liquidated on June 8, 2016.

P N C  M o n e y  M a r k e t  F u n d s

N O T I C E  T O  S H A R E H O L D E R S

(U n a u d i t e d)

The information set forth below is for each Fund’s fiscal year as required by Federal income tax laws. Shareholders, however, must report dividends on a calendar year basis for income tax purposes, which may include dividends for portions of two fiscal years of a Fund. Accordingly, the information needed by shareholders for calendar year 2016 income tax purposes will be sent to them in early 2017. Please consult your tax adviser for proper treatment of this information.

Tax Information

For shareholders that do not have a May 31, 2016 tax year end, this notice is for informational purposes only. For shareholders with a May 31, 2016 tax year end, please consult your tax adviser as to the pertinence of this notice.

Of the dividends paid by each Fund, the corresponding percentages represent the amount of such dividends which are tax exempt for regular Federal income tax purposes.

Name of Fund

Tax Exempt Money Market Fund	100.00%

Proxy Voting

A description of the policies and procedures that the Trusts use to determine how to vote proxies relating to their portfolio securities as well as information regarding how the Trusts voted proxies during the most recent 12-month period ended June 30, is available upon request, without charge, by calling 1-800-622-FUND (3863), visiting the website of the Trusts at pncfunds.com, or on the SEC’s website at http://www.sec.gov.

Quarterly Schedule of Investments

The Form N-Q, which includes a complete schedule of investments, must be filed with the SEC within 60 days of the end of the first and third fiscal quarters of the Trusts. The Forms N-Q of the Trusts are available upon request, without charge, by calling 1-800-622-FUND (3863), visiting the website of the Trusts at pncfunds.com, on the SEC’s website at http://www.sec.gov, or they may be reviewed and/or copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

Fund Holdings

A monthly listing of the holdings of the PNC Money Market Funds can be found by visiting the website of the Trusts at pncfunds.com.

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P N C  F U N D S  N O T I C E  O F  P R I V A C Y  P O L I C Y  &  P R A C T I C E S

(U n a u d i t e d)

The funds recognize and respect the privacy concerns and expectations of our customers(1). Federal law gives customers the right to limit some but not all sharing of customer information that we collect. Federal law also requires us to tell you how we collect, share and protect your personal information.

This notice is provided to you so that you will know what kinds of information we collect and the circumstances in which that information may be disclosed to third parties who are not affiliated with the funds.

Collection of Customer Information

The funds collect nonpublic personal information about our customers from the following sources:

•	Account Applications and other forms, which may include a customer’s name, address, social security number, date of birth, and information about a customer’s investment goals and risk tolerance;

•	Account History. including information about the transactions and balances in a customer’s accounts; and

•	Correspondence, written, telephonic or electronic, between a customer and the funds or service providers to the funds.

Disclosure of Customer Information(2)

The funds may disclose all of the information described above to certain third parties who are not affiliated with the funds under one or more of these circumstances:

•	As Authorized – if you request or authorize the disclosure of the information.

•

As Permitted by Law – for example, sharing information with companies who maintain or service customer accounts for the funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts.

•

Under Joint Agreements – the funds may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom the funds have joint marketing agreements, such as The PNC Financial Services Group, Inc. and its affiliates.

These third parties must agree to strict confidentiality provisions to assure the protection of your information.

Sharing of Customer Information

We do not share such customer information with affiliates or non-affiliates for use in their marketing activities.

Security of Customer Information

The funds require service providers to the funds:

•	to maintain policies and procedures designed to assure only appropriate access to, and use of, information about customers of the funds; and

•	to maintain physical, electronic and procedural safeguards that comply with federal standards to guard nonpublic personal information of customers of the funds.

The funds will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of the funds. If you have any questions concerning this Notice, or about the funds in general, please call: 1-800-622-3863 for PNC Funds.

(1)	For purposes of this notice, the terms “customer” or “customers” includes individuals who provide nonpublic personal information to the funds, but do not invest in the funds’ shares.
(2)	The funds do not share information about shareholders who are residents of California with affiliates of the funds or with unaffiliated companies under joint marketing agreements.

Investment Adviser

PNC Capital Advisors, LLC

One East Pratt Street, 5th Floor

Baltimore, MD 21202

Underwriter

PNC Funds Distributor, LLC

Three Canal Plaza,

Suite 100,

Portland, ME 04101

www.foreside.com

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199-3600

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

1700 Market Street

Philadelphia, PA 19103

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

P.O. Box 9795 Providence, RI 02940-9795	PRESORTED STANDARD U.S. POSTAGE PAID BNY MELLON

Item 2. Code of Ethics.

(a)

The Registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

(c)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, and that relates to any element of the code of ethics description.

(d)

The Registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item’s instructions.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the Registrant’s Board of Trustees has determined that Dorothy A. Berry, L. White Matthews III and Stephen M. Todd is each qualified to serve as an Audit Committee financial expert serving on its Audit Committee and that each is “independent,” as defined by paragraph (a)(2) of this Item.

Item 4. Principal Accountant Fees and Services.

●

Registrant may incorporate the following information by reference, if this information has been disclosed in the Registrant’s definitive proxy statement or definitive information statement. The proxy statement or information statement must be filed no later than 120 days after the end of the fiscal year covered by the Annual Report.

Audit Fees

(a)

The aggregate fees billed for professional services rendered by the Registrant’s independent auditors for the audit of the Registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $25,794 and $88,128 for the fiscal years ended May 31, 2016 and 2015, respectively.

Audit-Related Fees

(b)

The aggregate fees billed for assurance and related services by the Registrant’s independent auditors that are reasonably related to the performance of the audit of the Registrant’s financial statements and not reported under paragraph (a) above were $0 and $0 for the fiscal years ended May 31, 2016 and 2015, respectively.

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the Registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the Registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the Registrant were $0 and $0 for the Registrant’s fiscal years ended May 31, 2016 and 2015, respectively.

Tax Fees

(c)

The aggregate fees billed for professional services rendered by the Registrant’s independent auditors for tax-related services were $1,581 and $1,395 for the fiscal years ended May 31, 2016 and 2015, respectively. The fees are associated with the review of certain funds’ excise tax calculations and Subchapter M distribution requirements; and, the review of six funds’ federal and state income tax returns and Subchapter M distribution requirements.

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the Registrant’s independent auditors for tax-related services provided to the Registrant’s investment adviser and other services providers under common control with the adviser and that relate directly to the operations or financial reporting of the Registrant were $0 and $0 for the Registrant’s fiscal years ended May 31, 2016 and 2015, respectively.

All Other Fees

(d)

The aggregate fees billed for all professional services provided by the Registrant’s independent auditors to the Registrant other than those set forth in paragraphs (a), (b), and (c) above were $0 and $0 for the fiscal years ended May 31, 2016 and 2015, respectively.

The aggregate fees billed in each of the last two fiscal years for all professional services other than those set forth in paragraphs (b) and (c) above provided by the Registrant’s independent auditors to the Registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the Registrant were $0 and $0 for the Registrant’s fiscal years ended May 31, 2016 and 2015, respectively.

(e)(1)	Disclose the Audit Committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Audit Committee shall:

1.	Determine the firm to be employed as the Funds’ independent auditors and the terms of their engagement for the Funds’ audit and non-audit services.

(a)

The Audit Committee shall review and approve proposals for the independent auditors to render permissible non-audit services. The Audit Committee may adopt pre-approval policies and procedures, including both general pre-approvals and terms for specific case-by-case approvals, and may delegate the authority to grant such pre-approvals to one or more members of the Committee.

(b)

The pre-approval requirement may be waived with respect to the provision of non-audit services for the Funds if: (i) the aggregate amount of all such non-audit services provided to the Funds constitutes not more than 5% of the total amount of revenues paid by the Funds to its independent auditor during the fiscal year in which the non-audit services are provided; (ii) such services were not recognized at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit.

2.

Review and approve in advance with the independent auditors each non-audit engagement involving the Funds’ independent auditor and the Funds’ investment adviser and any entity controlling, controlled by or under common control with the adviser (“control affiliates”) where: (i) the investment adviser or its control affiliate provides ongoing services to the Funds; and (ii) the engagement relates directly to the operations and financial reporting of the Funds.

(a)

The pre-approval requirement may be waived if: (i) the aggregate amount of all services provided constitutes not more than 5% of the total amount of revenues paid to the Funds’ independent auditor by the Funds’ investment adviser and its control affiliates that provide ongoing services to the Funds during the fiscal year in which the services are provided that would have to be pre-approved by the Funds’ Audit Committee; (ii) such services were not recognized by the Funds’ adviser or its control affiliates (that provide ongoing services to the Fund) at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit.

(e)(2)

There were no percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

The aggregate non-audit fees billed in each of the last two fiscal years by the Registrant’s independent auditors for services rendered to the Registrant and its investment adviser (not including any sub-adviser whose role is primarily portfolio management and is sub-contracted with or overseen by another investment adviser) and other service providers under common control with the adviser that provides ongoing services to the Registrant were $0 and $0 for the Registrant’s fiscal years ended May 31, 2016 and 2015, respectively.

(h)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)

The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.15d-15(b)).

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

(12.other)

Pursuant to the “Iran Threat Reduction and Syria Human Rights Act of 2012” (the “Act”) please indicate whether the Registered Investment Company or any of its other affiliates has made investments or has engaged in specific activities in Iran within its last fiscal year end. A registered investment company or its affiliates will be required to disclose its activities if it has done the following: (i) knowingly engaged in an activity described in subsection (a) or (b) of Section 5 of the Iran Sanctions Act of 1996; (ii) knowingly engaged in any activity described in subsection (c)(2) of section 104 of the Comprehensive Iran Sanctions, Accountability, and Divestment Act of 2010, or a transaction described in section (d)(l) of that section; (iii) knowingly conducted any transaction or dealing with: (a) any person the property and interests in property of which are blocked pursuant to Executive Order No. 13224; (b) any person the property and interests in property of which are blocked pursuant to Executive Order No. 13382; and (c) any person or entity identified under section 560.304 of title 31, Code of Federal Regulations; or (iv) knowingly conducting any transaction or dealing with any person defined as the “Government of Iran” in 31 CFR 560.304 without specific authorization of a Federal department or agency.

Neither the Registrant nor any of its other affiliates has knowingly made investments or has knowingly engaged in specific activities in Iran within its last fiscal year end.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PNC Advantage Funds

By (Signature and Title)*	/s/ Jennifer Spratley
Jennifer Spratley, President
(principal executive officer)

Date	7/28/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jennifer Spratley
Jennifer Spratley, President
(principal executive officer)

Date	7/28/2016

By (Signature and Title)*	/s/ John Kernan
John Kernan, Treasurer
(principal financial officer)

Date	7/28/2016

* Print the name and title of each signing officer under his or her signature.